UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23659

WisdomTree Digital Trust

(Exact name of registrant as specified in charter)

250 West 34th Street, 3rd Floor

New York, NY 10119

(Address of principal executive offices) (Zip code)

Ryan M. Louvar

WisdomTree Digital Trust

250 West 34th Street, 3rd Floor

New York, NY 10119

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: June 30

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)       The Reports to Shareholders are attached herewith.

(b)       Not applicable.

WisdomTree Digital Trust

Annual Report

June 30, 2023

Asset Allocation Digital Fund: WisdomTree Short-Duration Income Digital Fund (WTSIX)

Equity Digital Funds: WisdomTree 500 Digital Fund (SPXUX) WisdomTree Technology and Innovation 100 Digital Fund (TECHX)

Fixed Income Digital Funds:

WisdomTree 3-7 Year Treasury Digital Fund (WTTSX)

WisdomTree 7-10 Year Treasury Digital Fund (WTSTX)

WisdomTree Floating Rate Treasury Digital Fund (FLTTX)

WisdomTree Long-Term Treasury Digital Fund (WTLGX)

WisdomTree Short-Term Treasury Digital Fund (WTSYX)

WisdomTree TIPS Digital Fund (TIPSX)

“WisdomTree” is a registered mark of WisdomTree, Inc. and is licensed for use by the WisdomTree Digital Trust.

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Market Environment Overview (unaudited)

U.S. Markets

U.S. equity markets, as measured by the S&P 500 Index (“S&P 500”), returned 19.59% in U.S. dollar terms for the 12-month fiscal period ending June 30, 2023 (the “period”).

After bottoming out in September 2022, U.S. equities climbed higher for the remainder of the period as investors anticipated the end of the Federal Reserve’s (“Fed’s”) rate hike campaign. Record inflation rates began to decelerate, which stoked optimism in equity markets that the Fed’s monetary tightening efforts were working and would soon no longer be needed. Meanwhile, labor markets remained resilient, discouraging pessimists who proposed that a recession was imminent based on the cumulative rate tightening efforts from the Fed. A “soft landing” scenario, where interest rates could rise to combat inflation and then eventually fall back to stable levels without triggering a recession or severely disrupting labor markets, became an increasingly likely possibility.

Inflation grew 6% year-over-year at the end of 2022 and decelerated from its June 2022 peak of 9.1% for the remainder of the period. Meanwhile, the U-3 Unemployment Rate seldom budged from the 3.4-3.7% range, similar to pre-pandemic levels and the lowest since the early 1970s.

With each monthly release of inflation and nonfarm payrolls data, markets parsed the reports for their impact on the future direction of monetary policy, growing increasingly confident that the end of interest rate hikes were in sight by 2023. Despite the optimism, the Fed raised rates a cumulative 3.50% during the period to combat piping hot inflation. The Federal Funds Rate began the period at 1.75% and concluded it at 5.25%, which included a sequence of three consecutive hikes of 0.75% during the summer and fall months of 2022.

Despite these headwinds, equities remained resilient for most of the period and rallied from their lows to finish the period in bull market territory.

Equities were in negative territory during the quarter ended September 30, 2022 as markets tried to discern the future path of monetary policy from the most recent economic data. Stubbornly high inflation persisted despite the Fed’s rate hike efforts. Year-over-year inflation fell from its 9.1% peak in June 2022, but remained over 8% during the summer months, which disappointed markets after they realized that more interest rate hikes were necessary. During these three months, the Fed raised rates 1.50% further and finished at 3.25% with more on the horizon. The S&P 500 lost 4.88% while the Russell 2000 Index (“Russell 2000”) managed to only lose 2.19%. After two quarters of declines, real Gross Domestic Product (“GDP”) grew 3.2% quarter-over-quarter.

The quarter ended December 31, 2022 offered a modest respite from the volatility that characterized the first half of 2022. Although year-over-year inflation remained high by historical standards, the U.S. began to observe disinflationary pressures, with the headline readings falling from 7.7% to 6.5% by quarter-end. This provided markets some optimism, who began to believe that the Fed’s aggressive policy tightening campaign was working, and an end could be expected. More importantly, they were encouraged that the Fed might be able to direct a “soft landing” economic scenario, where rate hikes might successfully reduce inflation without causing a severe recession. The S&P 500 returned a positive 7.56% during the quarter, while the Russell 2000 increased by 6.23%. The Fed raised rates another 1.25% during the quarter, concluding 2022 at 4.5% on the Federal Funds Rate. Real GDP grew by 2.6% quarter-over-quarter.

Investors entered 2023 with the same optimism that concluded 2022. They believed that the end of rate hikes and high inflation was imminent, and that a “soft landing” was likely. Disinflationary pressures remained in headline inflation numbers throughout the quarter ended March 31, 2023. The Fed dialed back the pace of its rate hike campaign, opting for two consecutive 0.25% rate increases to bring the Federal Funds Rate to 5.00%. The quarter was not without volatility from an unanticipated risk factor, however: the surprise threat of a banking crisis triggered by the failure of Silicon Valley Bank, Signature Bank, and others on extremely shaky footing due to depositor runs and mismanaged interest rate risks in their asset portfolios. Optimism plummeted for much of March 2023, with markets giving up the gains they had earned to that point, as fears of contagion and recession from the banking system triggered flashbacks to the Global Financial Crisis of 2007-2009. The Fed acted decisively once again, creating lending facilities to shore up weaker, vulnerable banks, while other institutions helped facilitate the sale of failing banks, which eased investor anxieties and established confidence that contagion would be avoided. Markets finished the quarter much better, with the S&P 500 and Russell 2000 growing 7.50% and 2.74%, respectively. Real GDP remained steady and grew by 2.0%.

WisdomTree Digital Trust 1

Market Environment Overview

(unaudited) (concluded)

The quarter ended June 30, 2023 began slow for equities but finished much stronger. Markets grinded slightly higher without many catalysts in April and May, but June offered more excitement. May’s inflation release showed continued deceleration with the yearover-year rate falling 0.9% from April to May, which was essentially matched again in June with a 1.0% deceleration. In just over one full quarter, year-over-year inflation readings were cut in half, falling from 6.0% to 3.0%, much closer to the Fed’s preferred, long-term 2.0% target. Markets were convinced that the end of the rate hike campaign was imminent, and several Fed policymakers expressed that upcoming rate decisions would be “data-dependent”. This insinuated that they no longer had preconceived intentions to continue raising rates, preferring to let the cumulative impact of rate hikes over the past year work its way throughout the economy. This also implied that a “pause” before eventually pivoting to rate cuts, when necessary, would be the likely policy path in the interim. Nonetheless, this stoked enthusiasm and risk-on appetite in equity markets. The S&P 500 and Russell 2000 climbed higher by 8.74% and 5.21%, respectively. Labor markets never soured either, vindicating the “soft landing” supporters, as the unemployment rate finished the period at 3.6%. Real GDP increased at an annual rate of 2.4% (advance estimate) during the quarter ended June 30, 2023.

Fixed Income

U.S. fixed income performance was volatile amid a transforming economic landscape and changes in investor risk sentiment. The Bloomberg U.S. Aggregate Bond Index, a gauge of the broad U.S. fixed income market, fell about 1% during the period, with the deepest declines observed during the first four months of the period. U.S. Treasury yields, a barometer for domestic interest rates due to its relationship with the Fed funds rate at the short end of the yield curve and future economic growth prospects at the long end, rose while the slope and shape changed throughout the period. Yields on shorter-dated tenors began the period near 1-3%, commensurate with prevailing Fed’s monetary policy activity, but finished the period well above 5% as U.S. Treasury yields kept pace with policy activity. Longer-dated yields rose as well, though the 10-year U.S. Treasury yield (the market’s preferred indication of overall U.S. Treasury yields) varied during the period as the market digested the possibility that the Fed would have to raise rates high enough to tip the U.S. economy into recession just to combat historic inflation. The 10-year yield began the period at 2.98%, rose as high 4.24%, and then fell to 3.98% to conclude the period. Overall, the long-dated end of the curve rose by much less than the front-end, which inverted the yield curve and sparked fears of recession due to curve inversion historically being a leading recessionary indicator.

Despite recession fears, bullish sentiment in riskier fixed income sectors prevailed and fixed income markets climbed off their lows during the period from late-2022 through the end of June 2023. High yield corporate bonds, proxied by the Bloomberg U.S. Corporate High Yield Index, gained about 9% over the entire 12-month period, as many investors believed the Fed would achieve a soft landing without economic ramifications that would disproportionately harm riskier corporate borrowers. Investment grade credit was also successful, though to a lesser extent, as the Bloomberg U.S. Corporate Index returned 1.55%. Corporate and high yield spreads remained relatively rangebound near their longer-term lows, as investors remained confident that corporate balance sheets would remain resilient and a large default wave would be avoided.

Each Fund’s performance is set forth in “Management’s Discussion of Funds’ Performance” in the pages that follow (for Funds that have more than six months of operating history) and should also be viewed in light of the foregoing market environment.

2 WisdomTree Digital Trust

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

Each Fund, except for the WisdomTree Short-Term Treasury Digital Fund, had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com/investments.

The performance table for the WisdomTree Short-Term Treasury Digital Fund is provided for comparative purposes and represents the period noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. NAV return assumes that dividends and capital gain distributions have been reinvested in the Fund at NAV.

NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For the most recent month-end performance information visit www.wisdomtree.com/investments.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results.

Shareholder Expense Examples

Each Fund’s performance table, if applicable, is accompanied by a shareholder expense example. As a shareholder of a Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Digital Trust 3

Management’s Discussion of Funds’ Performance

as of June 30, 2023 (unaudited)

WisdomTree Short-Duration Income Digital Fund (WTSIX)

Investment Breakdown†

Investment Type	% of Net Assets
Exchange-Traded Funds	99.9%
Other Assets less Liabilities	0.1%
Total	100.0%
†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

Top Holdings*

Description	% of Net Assets
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)	29.9%
WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)	25.1%
WisdomTree U.S. Short Term Corporate Bond Fund (SFIG)	19.9%
WisdomTree Mortgage Plus Bond Fund (MTGP)	15.0%
WisdomTree Floating Rate Treasury Fund (USFR)	10.0%
*	The largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any). For a full list of current holdings information for the underlying WisdomTree funds please visit www.wisdomtree.com/investments.

The WisdomTree Short-Duration Income Digital Fund (the “Fund”) seeks income consistent with the preservation of capital. The Fund seeks to achieve its investment objective by investing primarily in exchange-traded funds (each, an “Underlying Fund”) that provide exposure to short-duration fixed income securities that the Fund’s investment adviser believes will generate income consistent with the preservation of capital. The Underlying Funds are expected to primarily invest in U.S. government bonds and corporate bonds (including high yield bonds, commonly referred to as “junk bonds”), as well as mortgage-backed securities and other mortgage-related products, with an average duration of three years or shorter.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com/investments.

Shareholder Expense Example (for the six-month period1 ended June 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[2]	Expenses Paid During the Period
Actual[1]	$1,000.00	$1,005.60	0.15%	$0.67
Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	0.15%	$0.75
[1]	Fund commenced operations on January 19, 2023. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 163/365 (to reflect the period since commencement of operations).
[2]	The “Annualized Expense Ratio” does not include the impact of acquired fund fees and expenses (“AFFEs”) attributable to the Fund’s investments in Underlying Funds. Had AFFEs been included of 0.26% (as shown in the Fund’s prospectus) the “Annualized Expense Ratio” would have been 0.41% and the “Expenses Paid During the Period” shown in the above table would have been higher.

4 WisdomTree Digital Trust

Management’s Discussion of Funds’ Performance

as of June 30, 2023 (unaudited)

WisdomTree 500 Digital Fund (SPXUX)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	27.7%
Financials	13.0%
Health Care	12.7%
Consumer Discretionary	10.8%
Communication Services	9.4%
Industrials	8.2%
Consumer Staples	7.1%
Energy	4.2%
Utilities	2.4%
Real Estate	2.4%
Materials	2.0%
Other Assets less Liabilities	0.1%
Total	100.0%

† The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Apple, Inc.	7.7%
Microsoft Corp.	6.3%
Alphabet, Inc., Class A	3.9%
Amazon.com, Inc.	3.3%
NVIDIA Corp.	2.6%
Tesla, Inc.	2.1%
Meta Platforms, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.9%
Visa, Inc., Class A	1.2%
Eli Lilly & Co.	1.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree 500 Digital Fund (the “Fund”) seeks to track the performance, before fees and expenses, of the WisdomTree 500 Index (the “Index”). In seeking to track the Index, the Fund invests in mid- and large-capitalization segments of the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com/investments.

Shareholder Expense Example (for the six-month period1 ended June 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[2]	Expenses Paid During the Period
Actual[1]	$1,000.00	$1,147.40	0.01%	$0.05
Hypothetical (5% return before expenses)	$1,000.00	$1,024.74	0.01%	$0.05
[1]	Fund commenced operations on January 19, 2023. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 163/365 (to reflect the period since commencement of operations).
[2]	Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

WisdomTree Digital Trust 5

Management’s Discussion of Funds’ Performance

as of June 30, 2023 (unaudited)

WisdomTree Technology and Innovation 100 Digital Fund (TECHX)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	54.8%
Communication Services	19.3%
Consumer Discretionary	14.0%
Health Care	8.6%
Financials	1.7%
Industrials	1.5%
Other Assets less Liabilities	0.1%
Total	100.0%
†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Microsoft Corp.	10.7%
Apple, Inc.	9.9%
Alphabet, Inc., Class A	9.5%
Amazon.com, Inc.	8.6%
NVIDIA Corp.	6.8%
Tesla, Inc.	4.7%
Meta Platforms, Inc., Class A	4.7%
Broadcom, Inc.	2.3%
Oracle Corp.	2.1%
AbbVie, Inc.	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Technology and Innovation 100 Digital Fund (the “Fund”) seeks to track the performance, before fees and expenses, of the WisdomTree Technology and Innovation 100 Index (the “Index”). In seeking to track the Index, the Fund invests in the top 100 companies by market capitalization that are primarily involved in products or services that provide or will benefit significantly from technological advances and innovation within the mid- and large-capitalization segments of the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com/investments.

Shareholder Expense Example (for the six-month period1 ended June 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual[1]	$1,000.00	$1,337.00	0.10%	$0.52
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	0.10%	$0.50
[1]	Fund commenced operations on January 19, 2023. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 163/365 (to reflect the period since commencement of operations).

6 WisdomTree Digital Trust

Management’s Discussion of Funds’ Performance

as of June 30, 2023 (unaudited)

WisdomTree 3-7 Year Treasury Digital Fund (WTTSX)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	98.7%
Other Assets less Liabilities	1.3%
Total	100.0%
†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Note, 1.13%, 8/31/28	40.6%
U.S. Treasury Note, 1.38%, 10/31/28	28.4%
U.S. Treasury Note, 0.75%, 5/31/26	16.2%
U.S. Treasury Note, 0.50%, 2/28/26	12.5%
U.S. Treasury Note, 3.75%, 5/31/30	1.0%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree 3-7 Year Treasury Digital Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Solactive U.S. 3-7 Year Treasury Bond Index (the “Index”), developed by Solactive, AG. In seeking to track the Index, the Fund invests in U.S. Treasury securities with a dollar-weighted average maturity of 3 to 7 years, and investments that have economic characteristics that are substantially identical to the economic characteristics of such Index component securities. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com/investments.

Shareholder Expense Example (for the six-month period1 ended June 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[2]	Expenses Paid During the Period
Actual[1]	$1,000.00	$ 986.90	0.01%	$0.04
Hypothetical (5% return before expenses)	$1,000.00	$1,024.74	0.01%	$0.05
[1]	Fund commenced operations on January 19, 2023. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 163/365 (to reflect the period since commencement of operations).
[2]	Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

WisdomTree Digital Trust 7

Management’s Discussion of Funds’ Performance

as of June 30, 2023 (unaudited)

WisdomTree 7-10 Year Treasury Digital Fund (WTSTX)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	98.5%
Other Assets less Liabilities	1.5%
Total	100.0%
†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Note, 1.88%, 2/15/32	52.2%
U.S. Treasury Note, 1.38%, 11/15/31	25.4%
U.S. Treasury Note, 0.63%, 5/15/30	14.5%
U.S. Treasury Note, 3.50%, 2/15/33	4.5%
U.S. Treasury Note, 3.38%, 5/15/33	1.4%
U.S. Treasury Bond, 6.25%, 5/15/30	0.5%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree 7-10 Year Treasury Digital Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Solactive U.S. 7-10 Year Treasury Bond Index (the “Index”), developed by Solactive, AG. In seeking to track the Index, the Fund invests in U.S. Treasury securities with a dollar-weighted average maturity of 7 to 10 years, and investments that have economic characteristics that are substantially identical to the economic characteristics of such Index component securities. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com/investments.

Shareholder Expense Example (for the six-month period1 ended June 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[2]	Expenses Paid During the Period
Actual[1]	$1,000.00	$ 978.20	0.01%	$0.04
Hypothetical (5% return before expenses)	$1,000.00	$1,024.74	0.01%	$0.05
[1]	Fund commenced operations on January 19, 2023. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 163/365 (to reflect the period since commencement of operations).
[2]	Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

8 WisdomTree Digital Trust

Management’s Discussion of Funds’ Performance

as of June 30, 2023 (unaudited)

WisdomTree Floating Rate Treasury Digital Fund (FLTTX)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	97.8%
Other Assets less Liabilities	2.2%
Total	100.0%
†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Floating Rate Note, 5.28%, 10/31/23	54.6%
U.S. Treasury Floating Rate Note, 5.17%, 4/30/24	28.5%
U.S. Treasury Floating Rate Note, 5.39%, 10/31/24	11.3%
U.S. Treasury Floating Rate Note, 5.29%, 7/31/24	3.4%

*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Floating Rate Treasury Digital Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Solactive U.S. Treasury Floating Rate Bond Index (the “Index”), developed by Solactive, AG. In seeking to track the Index, the Fund invests in floating rate U.S. Treasury securities, and investments that have economic characteristics that are substantially identical to the economic characteristics of such Index component securities. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com/investments.

Shareholder Expense Example (for the six-month period1 ended June 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[2]	Expenses Paid During the Period
Actual[1]	$1,000.00	$1,022.50	0.01%	$0.05
Hypothetical (5% return before expenses)	$1,000.00	$1,024.74	0.01%	$0.05
[1]	Fund commenced operations on January 19, 2023. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 163/365 (to reflect the period since commencement of operations).
[2]	Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

WisdomTree Digital Trust 9

Management’s Discussion of Funds’ Performance

as of June 30, 2023 (unaudited)

WisdomTree Long-Term Treasury Digital Fund (WTLGX)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	98.6%
Other Assets less Liabilities	1.4%
Total	100.0%
†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Bond, 3.00%, 5/15/47	41.6%
U.S. Treasury Bond, 1.88%, 11/15/51	39.5%
U.S. Treasury Bond, 3.00%, 5/15/45	12.8%
U.S. Treasury Bond, 1.63%, 11/15/50	4.7%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Long-Term Treasury Digital Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Solactive U.S. 20+ Year Treasury Bond Index (the “Index”), developed by Solactive, AG. In seeking to track the Index, the Fund invests in U.S. Treasury securities with a dollar-weighted average maturity of greater than 20 years. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com/investments.

Shareholder Expense Example (for the six-month period1 ended June 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[2]	Expenses Paid During the Period
Actual[1]	$1,000.00	$ 962.30	0.01%	$0.04
Hypothetical (5% return before expenses)	$1,000.00	$1,024.74	0.01%	$0.05
[1]	Fund commenced operations on January 19, 2023. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 163/365 (to reflect the period since commencement of operations).
[2]	Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

10 WisdomTree Digital Trust

Management’s Discussion of Funds’ Performance

as of June 30, 2023 (unaudited)

WisdomTree Short-Term Treasury Digital Fund (WTSYX)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	98.4%
Other Assets less Liabilities	1.6%
Total	100.0%
†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Note, 0.38%, 11/30/25	36.0%
U.S. Treasury Note, 0.75%, 11/15/24	19.8%
U.S. Treasury Note, 1.88%, 8/31/24	17.8%
U.S. Treasury Note, 4.63%, 3/15/26	8.5%
U.S. Treasury Note, 0.88%, 1/31/24	7.8%
U.S. Treasury Note, 2.13%, 7/31/24	5.7%
U.S. Treasury Note, 3.75%, 4/15/26	2.8%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Short-Term Treasury Digital Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Solactive U.S. 1-3 Year Treasury Bond Index (the “Index”), developed by Solactive, AG. In seeking to track the Index, the Fund invests in U.S. Treasury securities with a dollar-weighted average maturity between 1 to 3 years, and investments that have economic characteristics that are substantially identical to the economic characteristics of such Index component securities. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 0.77% at net asset value (“NAV”) between commencement of operations on December 14, 2022 through the period ended June 30, 2023 (for more complete performance information please see the table below). Although interest rates between the 1- and 3-year tenors of the U.S. Treasury yield curve rose during the period, commensurate with U.S. monetary policy decisions from the Federal Reserve, the Fund was able to generate positive returns through reduced duration relative to broader U.S. Treasuries. However, as a fund that invests in high-grade U.S. Treasury securities, it lagged the riskier segments of the fixed income market during the period, where investors maintained strong risk-on appetite for corporate issues and other securities with lower credit ratings.

Shareholder Expense Example (for the six-month period ended June 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[1]	Expenses Paid During the Period
Actual	$1,000.00	$1,010.70	0.01%	$0.05
Hypothetical (5% return before expenses)	$1,000.00	$1,024.74	0.01%	$0.05

[1]	Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

Performance
Cumulative Total Return
Since Inception[1]
Fund NAV Returns	0.77%
Solactive U.S. 1-3 Year Treasury Bond Index	0.84%
[1]	Total returns are calculated based on the commencement of Fund operations on December 14, 2022.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Digital Trust 11

Management’s Discussion of Funds’ Performance

as of June 30, 2023 (unaudited)

WisdomTree TIPS Digital Fund (TIPSX)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	94.0%
Other Assets less Liabilities	6.0%
Total	100.0%
†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Inflation-Indexed Note, 0.13%, 1/15/30	26.9%
U.S. Treasury Inflation-Indexed Note, 0.50%, 4/15/24	25.3%
U.S. Treasury Inflation-Indexed Note, 0.88%, 1/15/29	13.6%
U.S. Treasury Inflation-Indexed Bond, 2.13%, 2/15/41	8.5%
U.S. Treasury Inflation-Indexed Bond, 0.13%, 2/15/52	8.5%
U.S. Treasury Inflation-Indexed Note, 1.13%, 1/15/33	6.1%
U.S. Treasury Inflation-Indexed Note, 0.13%, 10/15/26	5.1%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree TIPS Digital Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Solactive U.S. Treasury Inflation-Linked Bond Index (the “Index”), developed by Solactive, AG. In seeking to track the Index, the Fund invests in U.S. Treasury inflation-protected securities, commonly known as “TIPS”, and investments that have economic characteristics that are substantially identical to the economic characteristics of such Index component securities. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com/investments.

Shareholder Expense Example (for the six-month period1 ended June 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[2]	Expenses Paid During the Period
Actual[1]	$1,000.00	$1,000.80	0.01%	$0.04
Hypothetical (5% return before expenses)	$1,000.00	$1,024.74	0.01%	$0.05
[1]	Fund commenced operations on January 19, 2023. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 163/365 (to reflect the period since commencement of operations).
[2]	Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

12 WisdomTree Digital Trust

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each Index referenced in this report:

The Bloomberg U.S. Short Aggregate Enhanced Yield Index is a constrained, rules-based approach that reweights the sector, maturity and credit quality of the Bloomberg U.S. Aggregate Index across various subcomponents in order to enhance yield maturing in one to five years.

Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates.

The Solactive U.S. 1-3 Year Treasury Bond Index is a rules-based, market value weighted index designed to track the performance of USD-denominated bonds issued by the U.S. Treasury that have at least 1 year until maturity but less than 3 years from the selection date.

The Solactive U.S. 3-7 Year Treasury Bond Index is a rules-based, market value weighted index designed to track the performance of USD-denominated bonds issued by the U.S. Treasury that have at least 3 years until maturity but less than 7 years from the selection date.

The Solactive U.S. 7-10 Year Treasury Bond Index is a rules-based, market value weighted index designed to track the performance of USD-denominated bonds issued by the U.S. Treasury that have at least 7 years until maturity but less than 10 years from the selection date.

The Solactive U.S. 20+ Year Treasury Bond Index is a rules-based, market value weighted index designed to track the performance of USD-denominated bonds issued by the U.S. Treasury that have at least 20 years until maturity from the selection date.

The Solactive U.S. Treasury Floating Rate Note Bond Index is a rules-based, market value weighted index designed to track the performance of floating rate bonds issued by the U.S. Treasury.

The Solactive U.S. Treasury Inflation-linked Bond Index is a rules-based, market value weighted index designed to track the performance of inflation-protected bonds issued by the U.S. Treasury with a remaining maturity over 1 year.

The WisdomTree 500 Index captures the price appreciation and total return for companies in the mid- and large-capitalization segments of the U.S. Stock Market. The index is comprised of 500 companies with the largest market-capitalizations that meet Index eligibility requirements. The Index was established with a base value of 200 on November 30, 2022.

The WisdomTree Technology and Innovation 100 Index consists of the top 100 companies by market capitalization that are primarily involved in products and services that provide or will benefit significantly from technological advances and innovation within the mid- and large-capitalization segments of the U.S. stock market. The Index is market-capitalization weighted annually. The Index was established with a base value of 200 on November 30, 2022.

* * * * * *

Solactive AG (“Solactive”) is the licensor of the respective Solactive indexes (each an “Index”). Each applicable Fund is not sponsored, endorsed, promoted or sold by Solactive in any way and Solactive makes no express or implied representation, guarantee or assurance with regard to: (a) the advisability in investing in the Funds; (b) the quality, accuracy and/or completeness of the Index; and/or (c) the results obtained or to be obtained by any person or entity from the use of the Index. Solactive does not guarantee the accuracy and/or the completeness of the Index and shall not have any liability for any errors or omissions with respect thereto. Notwithstanding Solactive’s obligations to its licensees, Solactive reserves the right to change the methods of calculation or publication with respect to the Index and Solactive shall not be liable for any miscalculation of or any incorrect, delayed or interrupted publication with respect to the Index. Solactive shall not be liable for any damages, including, without limitation, any loss of profits or business, or any special, incidental, punitive, indirect or consequential damages suffered or incurred as a result of the use (or inability to use) of the Index.

WisdomTree Digital Trust 13

Description of Terms and Indexes (unaudited) (concluded)

Index returns do not reflect expenses paid by the Funds. It is not possible to invest directly in an index.

14 WisdomTree Digital Trust

Schedule of Investments

WisdomTree Short-Duration Income Digital Fund (WTSIX)

June 30, 2023

Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 99.9%
United States – 99.9%
WisdomTree Floating Rate Treasury Fund(a)	1,961	$98,678
WisdomTree Interest Rate Hedged High Yield Bond Fund(a)	11,849	249,066
WisdomTree Mortgage Plus Bond Fund(a)	3,421	148,437
WisdomTree U.S. Short Term Corporate Bond Fund(a)	4,212	197,330
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund(a)	6,353	296,240
TOTAL INVESTMENTS IN SECURITIES – 99.9%
(Cost: $1,002,308)		989,751
Other Assets less Liabilities – 0.1%		1,317
NET ASSETS – 100.0%		$991,068
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities which are under common ownership or control or have an affiliated adviser. Investments in affiliates during the period ended June 30, 2023 were as follows:

Affiliate	Value at 1/19/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2023	Dividend Income
WisdomTree Floating Rate Treasury Fund	$—	$101,870	$3,068	$(6)	$(118)	$98,678	$2,389
WisdomTree Interest Rate Hedged High Yield
Bond Fund	—	259,845	10,467	(80)	(232)	249,066	7,162
WisdomTree Mortgage Plus Bond Fund	—	156,765	4,099	(54)	(4,175)	148,437	1,947
WisdomTree U.S. Short-Term Corporate Bond
Fund	—	204,093	3,769	(36)	(2,958)	197,330	3,121
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	—	307,529	6,159	(56)	(5,074)	296,240	3,805
Total	$—	$1,030,102	$27,562	$(232)	$(12,557)	$989,751	$18,424

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$989,751	$—	$—	$989,751
Total Investments in Securities	$989,751	$—	$—	$989,751

See Notes to Financial Statements.

WisdomTree Digital Trust 15

Schedule of Investments

WisdomTree 500 Digital Fund (SPXUX)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS – 99.9%
South Korea – 0.1%
Broadline Retail – 0.1%
Coupang, Inc.*	124	$2,158
United States – 99.8% Aerospace & Defense – 1.7%
Axon Enterprise, Inc.*	5	976
Boeing Co.*	42	8,869
General Dynamics Corp.	20	4,303
HEICO Corp.	10	1,769
Howmet Aerospace, Inc.	29	1,437
L3Harris Technologies, Inc.	14	2,741
Lockheed Martin Corp.	19	8,747
Northrop Grumman Corp.	11	5,014
Raytheon Technologies Corp.	104	10,188
Textron, Inc.	15	1,014
TransDigm Group, Inc.	4	3,577
Total Aerospace & Defense		48,635
Air Freight & Logistics – 0.6%
Expeditors International of Washington, Inc.	11	1,333
FedEx Corp.	19	4,710
United Parcel Service, Inc., Class B	61	10,934
Total Air Freight & Logistics		16,977
Automobiles – 2.4%
Ford Motor Co.	288	4,357
General Motors Co.	101	3,895
Lucid Group, Inc.*	119	820
Rivian Automotive, Inc., Class A*	60	1,000
Tesla, Inc.*	224	58,636
Total Automobiles		68,708
Banks – 2.9%
Bank of America Corp.	566	16,239
Citigroup, Inc.	138	6,353
Citizens Financial Group, Inc.	35	913
Fifth Third Bancorp	46	1,206
First Citizens BancShares, Inc., Class A	1	1,283
First Horizon Corp.	37	417
Huntington Bancshares, Inc.	101	1,089
JPMorgan Chase & Co.	208	30,251
KeyCorp	66	610
M&T Bank Corp.	12	1,485
PNC Financial Services Group, Inc.	29	3,653
Regions Financial Corp.	66	1,176
Truist Financial Corp.	95	2,883
U.S. Bancorp	106	3,502
Wells Fargo & Co.	269	11,481
Total Banks		82,541
Beverages – 1.8%
Brown-Forman Corp., Class B	34	2,270
Coca-Cola Co.	307	18,487
Constellation Brands, Inc., Class A	13	3,200
Keurig Dr. Pepper, Inc.	101	3,158
Investments	Shares	Value
Molson Coors Beverage Co., Class B	15	$988
Monster Beverage Corp.*	75	4,308
PepsiCo, Inc.	98	18,152
Total Beverages		50,563
Biotechnology – 2.0%
AbbVie, Inc.	125	16,841
Alnylam Pharmaceuticals, Inc.*	9	1,709
Amgen, Inc.	38	8,437
Biogen, Inc.*	10	2,849
BioMarin Pharmaceutical, Inc.*	13	1,127
Gilead Sciences, Inc.	89	6,859
Incyte Corp.*	16	996
Moderna, Inc.*	27	3,281
Regeneron Pharmaceuticals, Inc.*	8	5,748
Seagen, Inc.*	13	2,502
United Therapeutics Corp.*	3	662
Vertex Pharmaceuticals, Inc.*	18	6,334
Total Biotechnology		57,345
Broadline Retail – 3.4%
Amazon.com, Inc.*	723	94,250
eBay, Inc.	39	1,743
Etsy, Inc.*	9	762
Total Broadline Retail		96,755
Building Products – 0.1%
Carlisle Cos., Inc.	4	1,026
Carrier Global Corp.	59	2,933
Total Building Products		3,959
Capital Markets – 3.1%
Ameriprise Financial, Inc.	8	2,657
Ares Management Corp., Class A	12	1,156
Bank of New York Mellon Corp.	56	2,493
BlackRock, Inc.	11	7,603
Blackstone, Inc.	85	7,902
Charles Schwab Corp.	129	7,312
CME Group, Inc.	26	4,818
FactSet Research Systems, Inc.	3	1,202
Franklin Resources, Inc.	37	988
Goldman Sachs Group, Inc.	24	7,741
Intercontinental Exchange, Inc.	39	4,410
KKR & Co., Inc.	61	3,416
LPL Financial Holdings, Inc.	6	1,305
Moody’s Corp.	13	4,520
Morgan Stanley	120	10,248
MSCI, Inc.	6	2,816
Nasdaq, Inc.	34	1,695
Northern Trust Corp.	14	1,038
Raymond James Financial, Inc.	15	1,557
S&P Global, Inc.	23	9,220
State Street Corp.	26	1,903
T. Rowe Price Group, Inc.	16	1,792
Tradeweb Markets, Inc., Class A	15	1,027
Total Capital Markets		88,819

See Notes to Financial Statements.

16 WisdomTree Digital Trust

Schedule of Investments (continued)

WisdomTree 500 Digital Fund (SPXUX)

June 30, 2023

Investments	Shares	Value
Chemicals – 1.1%
Air Products & Chemicals, Inc.	16	$4,793
Albemarle Corp.	8	1,785
CF Industries Holdings, Inc.	14	972
Corteva, Inc.	51	2,922
Dow, Inc.	50	2,663
DuPont de Nemours, Inc.	35	2,500
Ecolab, Inc.	20	3,734
FMC Corp.	9	939
International Flavors & Fragrances, Inc.	18	1,433
Mosaic Co.	24	840
PPG Industries, Inc.	17	2,521
RPM International, Inc.	9	808
Sherwin-Williams Co.	18	4,779
Westlake Corp.	9	1,075
Total Chemicals		31,764
Commercial Services & Supplies – 0.6%
Cintas Corp.	7	3,480
Copart, Inc.*	34	3,101
Republic Services, Inc.	22	3,370
Rollins, Inc.	34	1,456
Waste Management, Inc.	29	5,029
Total Commercial Services & Supplies		16,436
Communications Equipment – 0.8%
Arista Networks, Inc.*	22	3,565
Cisco Systems, Inc.	290	15,005
Motorola Solutions, Inc.	12	3,519
Ubiquiti, Inc.	4	703
Total Communications Equipment		22,792
Construction & Engineering – 0.1%
Quanta Services, Inc.	10	1,965
Construction Materials – 0.1%
Martin Marietta Materials, Inc.	4	1,847
Vulcan Materials Co.	9	2,029
Total Construction Materials		3,876
Consumer Finance – 0.5%
American Express Co.	53	9,233
Capital One Financial Corp.	27	2,953
Discover Financial Services	19	2,220
Synchrony Financial	33	1,119
Total Consumer Finance		15,525
Consumer Staples Distribution & Retail – 2.2%
Costco Wholesale Corp.	32	17,228
Dollar General Corp.	16	2,716
Dollar Tree, Inc.*	16	2,296
Kroger Co.	49	2,303
Sysco Corp.	35	2,597
Target Corp.	33	4,353
Walgreens Boots Alliance, Inc.	59	1,681
Walmart, Inc.	193	30,336
Total Consumer Staples Distribution & Retail		63,510
Investments	Shares	Value
Containers & Packaging – 0.1%
Avery Dennison Corp.	6	$1,031
Ball Corp.	22	1,281
International Paper Co.	26	827
Packaging Corp. of America	7	925
Total Containers & Packaging		4,064
Distributors – 0.1%
Genuine Parts Co.	10	1,692
LKQ Corp.	20	1,166
Pool Corp.	3	1,124
Total Distributors		3,982
Diversified REITs – 0.0%
W.P. Carey, Inc.	15	1,013
Diversified Telecommunication Services – 0.7%
AT&T, Inc.	501	7,991
Verizon Communications, Inc.	296	11,008
Total Diversified Telecommunication Services		18,999
Electric Utilities – 1.6%
Alliant Energy Corp.	18	945
American Electric Power Co., Inc.	37	3,115
Avangrid, Inc.	28	1,055
Constellation Energy Corp.	23	2,106
Duke Energy Corp.	55	4,936
Edison International	27	1,875
Entergy Corp.	14	1,363
Evergy, Inc.	16	935
Eversource Energy	25	1,773
Exelon Corp.	70	2,852
FirstEnergy Corp.	41	1,594
NextEra Energy, Inc.	141	10,462
PG&E Corp.*	140	2,419
PPL Corp.	53	1,402
Southern Co.	76	5,339
Xcel Energy, Inc.	39	2,425
Total Electric Utilities		44,596
Electrical Equipment – 0.4%
AMETEK, Inc.	16	2,590
Emerson Electric Co.	42	3,796
Hubbell, Inc.	4	1,326
Rockwell Automation, Inc.	8	2,636
Total Electrical Equipment		10,348
Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp., Class A	41	3,483
CDW Corp.	10	1,835
Corning, Inc.	61	2,138
Keysight Technologies, Inc.*	13	2,177
Teledyne Technologies, Inc.*	3	1,233
Trimble, Inc.*	17	900
Zebra Technologies Corp., Class A*	4	1,183
Total Electronic Equipment, Instruments & Components		12,949

See Notes to Financial Statements.

WisdomTree Digital Trust 17

Schedule of Investments (continued)

WisdomTree 500 Digital Fund (SPXUX)

June 30, 2023

Investments	Shares	Value
Energy Equipment & Services – 0.1%
Baker Hughes Co.	69	$2,181
Halliburton Co.	64	2,111
Total Energy Equipment & Services		4,292
Entertainment – 1.5%
Activision Blizzard, Inc.*	55	4,636
Electronic Arts, Inc.	20	2,594
Liberty Media Corp. – Liberty Formula One, Class C*	16	1,204
Live Nation Entertainment, Inc.*	16	1,458
Netflix, Inc.*	32	14,096
ROBLOX Corp., Class A*	42	1,693
Take-Two Interactive Software, Inc.*	12	1,766
Walt Disney Co.*	129	11,517
Warner Bros Discovery, Inc.*	175	2,195
Warner Music Group Corp., Class A	36	939
Total Entertainment		42,098
Financial Services – 4.9%
Apollo Global Management, Inc.	55	4,225
Berkshire Hathaway, Inc., Class B*	156	53,196
Block, Inc.*	43	2,862
Corebridge Financial, Inc.	45	795
Fidelity National Information Services, Inc.	42	2,297
Fiserv, Inc.*	45	5,677
FleetCor Technologies, Inc.*	5	1,255
Global Payments, Inc.	19	1,872
Jack Henry & Associates, Inc.	5	837
MasterCard, Inc., Class A	68	26,744
PayPal Holdings, Inc.*	81	5,405
Visa, Inc., Class A	146	34,672
Total Financial Services		139,837
Food Products – 1.1%
Archer-Daniels-Midland Co.	39	2,947
Campbell Soup Co.	21	960
Conagra Brands, Inc.	34	1,146
General Mills, Inc.	42	3,221
Hershey Co.	15	3,746
Hormel Foods Corp.	39	1,569
J.M. Smucker Co.	8	1,181
Kellogg Co.	25	1,685
Kraft Heinz Co.	87	3,089
Lamb Weston Holdings, Inc.	10	1,150
McCormick & Co., Inc., Non-Voting Shares	19	1,657
Mondelez International, Inc., Class A	97	7,075
Tyson Foods, Inc., Class A	25	1,276
Total Food Products		30,702
Gas Utilities – 0.0%
Atmos Energy Corp.	10	1,163
Ground Transportation – 1.0%
CSX Corp.	147	5,013
JB Hunt Transport Services, Inc.	7	1,267
Norfolk Southern Corp.	17	3,855
Old Dominion Freight Line, Inc.	8	2,958
Investments	Shares	Value
Uber Technologies, Inc.*	141	$6,087
Union Pacific Corp.	44	9,003
Total Ground Transportation		28,183
Health Care Equipment & Supplies – 2.3%
Abbott Laboratories	124	13,518
Align Technology, Inc.*	6	2,122
Baxter International, Inc.	35	1,595
Becton Dickinson & Co.	20	5,280
Boston Scientific Corp.*	101	5,463
Cooper Cos., Inc.	4	1,534
Dexcom, Inc.*	27	3,470
Edwards Lifesciences Corp.*	44	4,151
GE HealthCare Technologies, Inc.	26	2,112
Hologic, Inc.*	18	1,457
IDEXX Laboratories, Inc.*	6	3,013
Insulet Corp.*	5	1,442
Intuitive Surgical, Inc.*	25	8,549
ResMed, Inc.	10	2,185
Stryker Corp.	27	8,237
Zimmer Biomet Holdings, Inc.	15	2,184
Total Health Care Equipment & Supplies		66,312
Health Care Providers & Services – 2.7%
AmerisourceBergen Corp.	15	2,886
Cardinal Health, Inc.	18	1,702
Centene Corp.*	40	2,698
Cigna Group	22	6,173
CVS Health Corp.	93	6,429
Elevance Health, Inc.	17	7,553
HCA Healthcare, Inc.	20	6,070
Humana, Inc.	9	4,024
Laboratory Corp. of America Holdings	6	1,448
McKesson Corp.	10	4,273
Molina Healthcare, Inc.*	4	1,205
Quest Diagnostics, Inc.	8	1,125
UnitedHealth Group, Inc.	66	31,722
Total Health Care Providers & Services		77,308
Health Care REITs – 0.2%
Healthpeak Properties, Inc.	35	703
Ventas, Inc.	28	1,324
Welltower, Inc.	33	2,669
Total Health Care REITs		4,696
Health Care Technology – 0.1%
Veeva Systems, Inc., Class A*	11	2,175
Hotel & Resort REITs – 0.0%
Host Hotels & Resorts, Inc.	50	842
Hotels, Restaurants & Leisure – 2.2%
Airbnb, Inc., Class A*	45	5,767
Booking Holdings, Inc.*	3	8,101
Chipotle Mexican Grill, Inc.*	2	4,278
Darden Restaurants, Inc.	9	1,504
Domino’s Pizza, Inc.	3	1,011
DoorDash, Inc., Class A*	28	2,140

See Notes to Financial Statements.

18 WisdomTree Digital Trust

Schedule of Investments (continued)

WisdomTree 500 Digital Fund (SPXUX)

June 30, 2023

Investments	Shares	Value
Expedia Group, Inc.*	11	$1,203
Hilton Worldwide Holdings, Inc.	19	2,765
Las Vegas Sands Corp.*	54	3,132
Marriott International, Inc., Class A	23	4,225
McDonald’s Corp.	52	15,517
MGM Resorts International	28	1,230
Starbucks Corp.	81	8,024
Yum! Brands, Inc.	20	2,771
Total Hotels, Restaurants & Leisure		61,668
Household Durables – 0.2%
D.R. Horton, Inc.	25	3,042
Lennar Corp., Class A	21	2,632
Total Household Durables		5,674
Household Products – 1.3%
Church & Dwight Co., Inc.	17	1,704
Clorox Co.	9	1,431
Colgate-Palmolive Co.	59	4,545
Kimberly-Clark Corp.	24	3,314
Procter & Gamble Co.	168	25,492
Total Household Products		36,486
Independent Power & Renewable Electricity Producers – 0.0%
AES Corp.	47	974
Industrial Conglomerates – 0.8%
3M Co.	39	3,904
General Electric Co.	78	8,568
Honeywell International, Inc.	48	9,960
Icahn Enterprises LP	24	697
Total Industrial Conglomerates		23,129
Industrial REITs – 0.3%
Prologis, Inc.	66	8,094
Insurance – 1.5%
Aflac, Inc.	44	3,071
Allstate Corp.	19	2,072
American Financial Group, Inc.	6	712
American International Group, Inc.	53	3,050
Arthur J Gallagher & Co.	15	3,294
Brown & Brown, Inc.	20	1,377
Cincinnati Financial Corp.	11	1,070
Erie Indemnity Co., Class A	3	630
Hartford Financial Services Group, Inc.	23	1,656
Loews Corp.	17	1,009
Markel Group, Inc.*	1	1,383
Marsh & McLennan Cos., Inc.	35	6,583
MetLife, Inc.	56	3,166
Principal Financial Group, Inc.	17	1,289
Progressive Corp.	42	5,560
Prudential Financial, Inc.	26	2,294
Travelers Cos., Inc.	17	2,952
W.R. Berkley Corp.	19	1,132
Total Insurance		42,300
Investments	Shares	Value
Interactive Media & Services – 5.9%
Alphabet, Inc., Class A*	918	$109,885
Match Group, Inc.*	20	837
Meta Platforms, Inc., Class A*	188	53,952
Pinterest, Inc., Class A*	48	1,312
Snap, Inc., Class A*	119	1,409
Total Interactive Media & Services		167,395
IT Services – 0.8%
Akamai Technologies, Inc.*	11	989
Cloudflare, Inc., Class A*	23	1,503
Cognizant Technology Solutions Corp., Class A	37	2,415
EPAM Systems, Inc.*	4	899
Gartner, Inc.*	6	2,102
International Business Machines Corp.	64	8,564
Snowflake, Inc., Class A*	23	4,047
VeriSign, Inc.*	7	1,582
Total IT Services		22,101
Life Sciences Tools & Services – 1.6%
Agilent Technologies, Inc.	21	2,525
Avantor, Inc.*	48	986
Bio-Rad Laboratories, Inc., Class A*	2	758
Bio-Techne Corp.	11	898
Charles River Laboratories International, Inc.*	4	841
Danaher Corp.	52	12,480
Illumina, Inc.*	11	2,063
IQVIA Holdings, Inc.*	13	2,922
Mettler-Toledo International, Inc.*	2	2,623
Revvity, Inc.	9	1,069
Thermo Fisher Scientific, Inc.	28	14,609
Waters Corp.*	4	1,066
West Pharmaceutical Services, Inc.	5	1,913
Total Life Sciences Tools & Services		44,753
Machinery – 1.7%
Caterpillar, Inc.	37	9,104
Cummins, Inc.	10	2,452
Deere & Co.	22	8,914
Dover Corp.	10	1,476
Fortive Corp.	25	1,869
Graco, Inc.	12	1,036
IDEX Corp.	5	1,076
Illinois Tool Works, Inc.	22	5,504
Ingersoll Rand, Inc.	28	1,830
Nordson Corp.	4	993
Otis Worldwide Corp.	29	2,581
PACCAR, Inc.	37	3,095
Parker-Hannifin Corp.	9	3,510
Snap-on, Inc.	4	1,153
Stanley Black & Decker, Inc.	11	1,031
Westinghouse Air Brake Technologies Corp.	13	1,426
Xylem, Inc.	13	1,464
Total Machinery		48,514

See Notes to Financial Statements.

WisdomTree Digital Trust 19

Schedule of Investments (continued)

WisdomTree 500 Digital Fund (SPXUX)

June 30, 2023

Investments	Shares	Value
Media – 0.9%
Charter Communications, Inc., Class A*	11	$4,041
Comcast Corp., Class A	308	12,797
Fox Corp., Class A	40	1,360
Interpublic Group of Cos., Inc.	27	1,042
Liberty Broadband Corp., Class C*	11	881
Liberty Media Corp. – Liberty SiriusXM, Class C*	23	753
Omnicom Group, Inc.	14	1,332
Paramount Global, Class B	46	732
Sirius XM Holdings, Inc.	274	1,241
Trade Desk, Inc., Class A*	35	2,703
Total Media		26,882
Metals & Mining – 0.6%
Freeport-McMoRan, Inc.	101	4,040
Newmont Corp.	56	2,389
Nucor Corp.	18	2,952
Reliance Steel & Aluminum Co.	4	1,086
Southern Copper Corp.	54	3,874
Steel Dynamics, Inc.	13	1,416
Total Metals & Mining		15,757
Multi-Utilities – 0.6%
Ameren Corp.	19	1,552
CenterPoint Energy, Inc.	44	1,283
CMS Energy Corp.	21	1,234
Consolidated Edison, Inc.	25	2,260
Dominion Energy, Inc.	59	3,056
DTE Energy Co.	15	1,650
Public Service Enterprise Group, Inc.	35	2,191
Sempra Energy	22	3,203
WEC Energy Group, Inc.	22	1,941
Total Multi-Utilities		18,370
Office REITs – 0.1%
Alexandria Real Estate Equities, Inc.	12	1,362
Boston Properties, Inc.	12	691
Total Office REITs		2,053
Oil, Gas & Consumable Fuels – 4.1%
APA Corp.	23	786
Chesapeake Energy Corp.	9	753
Chevron Corp.	137	21,557
ConocoPhillips	88	9,118
Coterra Energy, Inc.	55	1,391
Devon Energy Corp.	46	2,224
Diamondback Energy, Inc.	12	1,576
Energy Transfer LP	218	2,769
Enterprise Products Partners LP	153	4,032
EOG Resources, Inc.	42	4,806
EQT Corp.	25	1,028
Exxon Mobil Corp.	292	31,317
Hess Corp.	22	2,991
HF Sinclair Corp.	14	625
Kinder Morgan, Inc.	158	2,721
Marathon Oil Corp.	42	967
Investments	Shares	Value
Marathon Petroleum Corp.	33	$3,848
MPLX LP	71	2,410
Occidental Petroleum Corp.	64	3,763
ONEOK, Inc.	31	1,913
Ovintiv, Inc.	17	647
Phillips 66	34	3,243
Pioneer Natural Resources Co.	17	3,522
Targa Resources Corp.	16	1,218
Texas Pacific Land Corp.	1	1,316
Valero Energy Corp.	27	3,167
Williams Cos., Inc.	86	2,806
Total Oil, Gas & Consumable Fuels		116,514
Passenger Airlines – 0.2%
Delta Air Lines, Inc.*	44	2,092
Southwest Airlines Co.	42	1,521
United Airlines Holdings, Inc.*	22	1,207
Total Passenger Airlines		4,820
Personal Care Products – 0.2%
Estee Lauder Cos., Inc., Class A	25	4,910
Pharmaceuticals – 4.0%
Bristol-Myers Squibb Co.	151	9,657
Eli Lilly & Co.	68	31,891
Johnson & Johnson	185	30,621
Merck & Co., Inc.	180	20,770
Pfizer, Inc.	399	14,635
Viatris, Inc.	85	848
Zoetis, Inc.	33	5,683
Total Pharmaceuticals		114,105
Professional Services – 0.8%
Automatic Data Processing, Inc.	30	6,593
Booz Allen Hamilton Holding Corp.	9	1,004
Broadridge Financial Solutions, Inc.	8	1,325
CoStar Group, Inc.*	29	2,581
Equifax, Inc.	9	2,118
Jacobs Solutions, Inc.	9	1,070
Leidos Holdings, Inc.	10	885
Paychex, Inc.	25	2,797
Paycom Software, Inc.	4	1,285
SS&C Technologies Holdings, Inc.	18	1,091
Verisk Analytics, Inc.	11	2,486
Total Professional Services		23,235
Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A*	23	1,856
Residential REITs – 0.4%
AvalonBay Communities, Inc.	10	1,893
Camden Property Trust	8	871
Equity LifeStyle Properties, Inc.	14	936
Equity Residential	27	1,781
Essex Property Trust, Inc.	5	1,172
Invitation Homes, Inc.	43	1,479
Mid-America Apartment Communities, Inc.	8	1,215
Sun Communities, Inc.	9	1,174

See Notes to Financial Statements.

20 WisdomTree Digital Trust

Schedule of Investments (continued)

WisdomTree 500 Digital Fund (SPXUX)

June 30, 2023

Investments	Shares	Value
UDR, Inc.	23	$988
Total Residential REITs		11,509
Retail REITs – 0.2%
Kimco Realty Corp.	43	848
Realty Income Corp.	44	2,631
Simon Property Group, Inc.	23	2,656
Total Retail REITs		6,135
Semiconductors & Semiconductor Equipment – 6.8%
Advanced Micro Devices, Inc.*	114	12,986
Analog Devices, Inc.	37	7,208
Applied Materials, Inc.	61	8,817
Broadcom, Inc.	30	26,023
Enphase Energy, Inc.*	10	1,675
First Solar, Inc.*	7	1,331
Intel Corp.	294	9,831
KLA Corp.	10	4,850
Lam Research Corp.	10	6,429
Marvell Technology, Inc.	60	3,587
Microchip Technology, Inc.	39	3,494
Micron Technology, Inc.	77	4,859
Monolithic Power Systems, Inc.	3	1,621
NVIDIA Corp.	177	74,874
ON Semiconductor Corp.*	30	2,837
QUALCOMM, Inc.	80	9,523
Skyworks Solutions, Inc.	12	1,328
Teradyne, Inc.	11	1,225
Texas Instruments, Inc.	64	11,521
Total Semiconductors & Semiconductor Equipment		194,019
Software – 10.9%
Adobe, Inc.*	33	16,137
ANSYS, Inc.*	6	1,982
Aspen Technology, Inc.*	5	838
Atlassian Corp., Class A*	18	3,021
Autodesk, Inc.*	15	3,069
Bills Holdings, Inc.*	8	935
Cadence Design Systems, Inc.*	19	4,456
Crowdstrike Holdings, Inc., Class A*	17	2,497
Datadog, Inc., Class A*	22	2,164
Fair Isaac Corp.*	2	1,618
Fortinet, Inc.*	55	4,157
Gen Digital, Inc.	46	853
HubSpot, Inc.*	4	2,128
Intuit, Inc.	20	9,164
Microsoft Corp.	529	180,146
Oracle Corp.	191	22,746
Palantir Technologies, Inc., Class A*	146	2,238
Palo Alto Networks, Inc.*	21	5,366
PTC, Inc.*	8	1,138
Roper Technologies, Inc.	8	3,846
Salesforce, Inc.*	71	14,999
ServiceNow, Inc.*	14	7,868
Splunk, Inc.*	11	1,167
Investments	Shares	Value
Synopsys, Inc.*	11	$4,790
Tyler Technologies, Inc.*	3	1,249
VMware, Inc., Class A*	30	4,311
Workday, Inc., Class A*	18	4,066
Zoom Video Communications, Inc., Class A*	21	1,426
Zscaler, Inc.*	10	1,463
Total Software		309,838
Specialized REITs – 1.1%
American Tower Corp.	33	6,400
Crown Castle, Inc.	31	3,532
Digital Realty Trust, Inc.	21	2,391
Equinix, Inc.	7	5,488
Extra Space Storage, Inc.	10	1,489
Gaming & Leisure Properties, Inc.	18	872
Iron Mountain, Inc.	21	1,193
Public Storage	13	3,795
SBA Communications Corp.	8	1,854
VICI Properties, Inc.	68	2,137
Weyerhaeuser Co.	53	1,776
Total Specialized REITs		30,927
Specialty Retail – 2.0%
AutoZone, Inc.*	1	2,493
Best Buy Co., Inc.	16	1,311
Burlington Stores, Inc.*	5	787
Chewy, Inc., Class A*	29	1,145
Home Depot, Inc.	73	22,677
Lowe’s Cos., Inc.	44	9,931
O’Reilly Automotive, Inc.*	5	4,776
Ross Stores, Inc.	25	2,803
TJX Cos., Inc.	83	7,038
Tractor Supply Co.	8	1,769
Ulta Beauty, Inc.*	4	1,882
Total Specialty Retail		56,612
Technology Hardware, Storage & Peripherals – 8.0%
Apple, Inc.	1,128	218,798
Dell Technologies, Inc., Class C	52	2,814
Hewlett Packard Enterprise Co.	91	1,529
HP, Inc.	71	2,180
NetApp, Inc.	16	1,222
Total Technology Hardware, Storage & Peripherals		226,543
Textiles, Apparel & Luxury Goods – 0.4%
NIKE, Inc., Class B	111	12,251
VF Corp.	29	554
Total Textiles, Apparel & Luxury Goods		12,805
Tobacco – 0.6%
Altria Group, Inc.	127	5,753
Philip Morris International, Inc.	110	10,738
Total Tobacco		16,491
Trading Companies & Distributors – 0.3%
Fastenal Co.	40	2,360
United Rentals, Inc.	5	2,227

See Notes to Financial Statements.

WisdomTree Digital Trust 21

Schedule of Investments (concluded)

WisdomTree 500 Digital Fund (SPXUX)

June 30, 2023

Investments	Shares	Value
W.W. Grainger, Inc.	4	$3,154
Total Trading Companies & Distributors		7,741
Water Utilities – 0.1%
American Water Works Co., Inc.	13	1,856
Essential Utilities, Inc.	18	718
Total Water Utilities		2,574
Wireless Telecommunication Services – 0.4%
T-Mobile US, Inc.*	88	12,223
Total United States		2,840,736
TOTAL INVESTMENTS IN SECURITIES – 99.9%
(Cost: $2,494,091)		2,842,894
Other Assets less Liabilities – 0.1%		4,194
NET ASSETS – 100.0%		$2,847,088
*	Non-income producing security.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,842,894	$—	$—	$2,842,894
Total Investments in Securities	$2,842,894	$—	$—	$2,842,894

See Notes to Financial Statements.

22 WisdomTree Digital Trust

Schedule of Investments

WisdomTree Technology and Innovation 100 Digital Fund (TECHX)

June 30, 2023

Investments	Shares	Value
COMMON STOCKS – 99.9%
South Korea – 0.2%
Broadline Retail – 0.2%
Coupang, Inc.*	342	$5,951
United States – 99.7%
Automobiles – 4.9%
Rivian Automotive, Inc., Class A*	206	3,432
Tesla, Inc.*	482	126,173
Total Automobiles		129,605
Biotechnology – 5.0%
AbbVie, Inc.	305	41,093
Alnylam Pharmaceuticals, Inc.*	21	3,989
Amgen, Inc.	92	20,426
Biogen, Inc.*	25	7,121
Gilead Sciences, Inc.	216	16,647
Moderna, Inc.*	69	8,383
Regeneron Pharmaceuticals, Inc.*	19	13,652
Seagen, Inc.*	32	6,159
Vertex Pharmaceuticals, Inc.*	44	15,484
Total Biotechnology		132,954
Broadline Retail – 8.8%
Amazon.com, Inc.*	1,762	229,694
eBay, Inc.	94	4,201
Total Broadline Retail		233,895
Communications Equipment – 2.1%
Arista Networks, Inc.*	57	9,238
Cisco Systems, Inc.	710	36,735
Motorola Solutions, Inc.	29	8,505
Ubiquiti, Inc.	12	2,109
Total Communications Equipment		56,587
Electronic Equipment, Instruments & Components – 1.0%
Amphenol Corp., Class A	106	9,005
CDW Corp.	23	4,221
Corning, Inc.	154	5,396
Keysight Technologies, Inc.*	32	5,358
Teledyne Technologies, Inc.*	8	3,289
Total Electronic Equipment, Instruments & Components		27,269
Entertainment – 2.3%
Activision Blizzard, Inc.*	135	11,381
Electronic Arts, Inc.	48	6,226
Netflix, Inc.*	78	34,358
ROBLOX Corp., Class A*	111	4,473
Warner Bros Discovery, Inc.*	448	5,618
Total Entertainment		62,056
Financial Services – 1.7%
Block, Inc.*	114	7,589
Fidelity National Information Services, Inc.	107	5,853
Fiserv, Inc.*	109	13,750
Global Payments, Inc.	47	4,631
PayPal Holdings, Inc.*	203	13,546
Total Financial Services		45,369
Investments	Shares	Value
Health Care Technology – 0.2%
Veeva Systems, Inc., Class A*	30	$5,932
Hotels, Restaurants & Leisure – 0.2%
DoorDash, Inc., Class A*	76	5,808
Interactive Media & Services – 14.1%
Alphabet, Inc., Class A*	2,112	252,807
Meta Platforms, Inc., Class A*	437	125,410
Total Interactive Media & Services		378,217
IT Services – 1.8%
Cognizant Technology Solutions Corp., Class A	89	5,810
EPAM Systems, Inc.*	10	2,248
Gartner, Inc.*	14	4,904
International Business Machines Corp.	156	20,874
Snowflake, Inc., Class A*	57	10,031
VeriSign, Inc.*	18	4,067
Total IT Services		47,934
Life Sciences Tools & Services – 3.4%
Agilent Technologies, Inc.	51	6,133
Danaher Corp.	125	30,000
Illumina, Inc.*	27	5,062
IQVIA Holdings, Inc.*	32	7,193
Mettler-Toledo International, Inc.*	4	5,247
Thermo Fisher Scientific, Inc.	68	35,479
Waters Corp.*	10	2,665
Total Life Sciences Tools & Services		91,779
Media – 1.7%
Charter Communications, Inc., Class A*	27	9,919
Comcast Corp., Class A	747	31,038
Sirius XM Holdings, Inc.	735	3,329
Total Media		44,286
Professional Services – 1.7%
Automatic Data Processing, Inc.	71	15,605
CoStar Group, Inc.*	78	6,942
Equifax, Inc.	22	5,176
Paychex, Inc.	62	6,936
Paycom Software, Inc.	12	3,855
Verisk Analytics, Inc.	27	6,103
Total Professional Services		44,617
Semiconductors & Semiconductor Equipment – 17.5%
Advanced Micro Devices, Inc.*	285	32,464
Analog Devices, Inc.	90	17,533
Applied Materials, Inc.	153	22,115
Broadcom, Inc.	72	62,455
Enphase Energy, Inc.*	26	4,354
First Solar, Inc.*	20	3,802
Intel Corp.	723	24,177
KLA Corp.	25	12,125
Lam Research Corp.	24	15,429
Marvell Technology, Inc.	158	9,445
Microchip Technology, Inc.	103	9,228
Micron Technology, Inc.	188	11,865

See Notes to Financial Statements.

WisdomTree Digital Trust 23

Schedule of Investments (concluded)

WisdomTree Technology and Innovation 100 Digital Fund (TECHX)

June 30, 2023

Investments	Shares	Value
NVIDIA Corp.	430	$181,899
ON Semiconductor Corp.*	82	7,755
QUALCOMM, Inc.	199	23,689
Texas Instruments, Inc.	158	28,443
Total Semiconductors & Semiconductor Equipment		466,778
Software – 21.7%
Adobe, Inc.*	82	40,097
ANSYS, Inc.*	15	4,954
Atlassian Corp., Class A*	47	7,887
Autodesk, Inc.*	39	7,980
Cadence Design Systems, Inc.*	50	11,726
Crowdstrike Holdings, Inc., Class A*	44	6,462
Datadog, Inc., Class A*	58	5,706
Fortinet, Inc.*	141	10,658
Intuit, Inc.	49	22,451
Microsoft Corp.	837	285,032
Oracle Corp.	473	56,330
Palo Alto Networks, Inc.*	55	14,053
Roper Technologies, Inc.	19	9,135
Salesforce, Inc.*	174	36,759
ServiceNow, Inc.*	36	20,231
Investments	Shares	Value
Synopsys, Inc.*	27	$11,756
VMware, Inc., Class A*	73	10,489
Workday, Inc., Class A*	47	10,617
Zoom Video Communications, Inc., Class A*	55	3,734
Zscaler, Inc.*	28	4,097
Total Software		580,154
Technology Hardware, Storage & Peripherals – 10.5%
Apple, Inc.	1,365	264,769
Dell Technologies, Inc., Class C	136	7,359
Hewlett Packard Enterprise Co.	262	4,401
HP, Inc.	173	5,313
Total Technology Hardware, Storage & Peripherals		281,842
Wireless Telecommunication Services – 1.1%
T-Mobile US, Inc.*	215	29,864
Total United States		2,664,946
TOTAL INVESTMENTS IN SECURITIES – 99.9%
(Cost: $2,014,886)		2,670,897
Other Assets less Liabilities – 0.1%		2,806
NET ASSETS – 100.0%		$2,673,703
*	Non-income producing security.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,670,897	$—	$—	$2,670,897
Total Investments in Securities	$2,670,897	$—	$—	$2,670,897

See Notes to Financial Statements.

24 WisdomTree Digital Trust

Schedule of Investments

WisdomTree 3-7 Year Treasury Digital Fund (WTTSX)

June 30, 2023

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 98.7%
U.S. Treasury Notes – 98.7%
0.50%, 2/28/26	$134,800	$121,120
0.75%, 5/31/26	174,800	157,040
1.13%, 8/31/28	458,200	394,929
1.38%, 10/31/28	317,900	276,648
3.75%, 5/31/30	10,000	9,863
TOTAL INVESTMENTS IN SECURITIES – 98.7%
(Cost: $986,324)		959,600
Other Assets less Liabilities – 1.3%		12,432
NET ASSETS – 100.0%		$972,032

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$959,600	$—	$959,600
Total Investments in Securities	$—	$959,600	$—	$959,600

See Notes to Financial Statements.

WisdomTree Digital Trust 25

Schedule of Investments

WisdomTree 7-10 Year Treasury Digital Fund (WTSTX)

June 30, 2023

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 98.5%
U.S. Treasury Bond – 0.5%
6.25%, 5/15/30	$4,400	$4,990
U.S. Treasury Notes – 98.0%
0.63%, 5/15/30	174,100	139,538
1.38%, 11/15/31	297,000	244,955
1.88%, 2/15/32	586,900	502,900
3.50%, 2/15/33	44,400	43,259
3.38%, 5/15/33	14,200	13,698
Total U.S. Treasury Notes		944,350
TOTAL INVESTMENTS IN SECURITIES – 98.5%
(Cost: $980,783)		949,340
Other Assets less Liabilities – 1.5%		14,711
NET ASSETS – 100.0%		$964,051

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$949,340	$—	$949,340
Total Investments in Securities	$—	$949,340	$—	$949,340

See Notes to Financial Statements.

26 WisdomTree Digital Trust

Schedule of Investments

WisdomTree Floating Rate Treasury Digital Fund (FLTTX)

June 30, 2023

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 97.8%
U.S. Treasury Notes – 97.8%
U.S. Treasury Floating Rate Notes
5.28%, 10/31/23, (3-month U.S. Treasury Bill
Money Market Yield + 0.035%)*	$547,000	$547,151
5.17%, 4/30/24, (3-month U.S. Treasury Bill
Money Market Yield - 0.075%)*	286,000	285,881
5.29%, 7/31/24, (3-month U.S. Treasury Bill
Money Market Yield + 0.037%)*	34,000	33,999
5.39%, 10/31/24, (3-month U.S. Treasury Bill
Money Market Yield + 0.14%)*	113,000	113,099
TOTAL INVESTMENTS IN SECURITIES – 97.8%
(Cost: $979,819)		980,130
Other Assets less Liabilities – 2.2%		22,051
NET ASSETS – 100.0%		$1,002,181

*	Floating rate note. Coupon shown is in effect at June 30, 2023. Date represents the ultimate maturity date.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$980,130	$—	$980,130
Total Investments in Securities	$—	$980,130	$—	$980,130

See Notes to Financial Statements.

WisdomTree Digital Trust 27

Schedule of Investments

WisdomTree Long-Term Treasury Digital Fund (WTLGX)

June 30, 2023

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 98.6%
U.S. Treasury Bonds – 98.6%
3.00%, 5/15/45	$143,600	$121,376
3.00%, 5/15/47	468,000	394,363
1.63%, 11/15/50	72,000	44,764
1.88%, 11/15/51	565,500	373,583
TOTAL INVESTMENTS IN SECURITIES – 98.6%
(Cost: $984,375)		934,086
Other Assets less Liabilities – 1.4%		13,237
NET ASSETS – 100.0%		$947,323

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$934,086	$—	$934,086
Total Investments in Securities	$—	$934,086	$—	$934,086

See Notes to Financial Statements.

28 WisdomTree Digital Trust

Schedule of Investments

WisdomTree Short-Term Treasury Digital Fund (WTSYX)

June 30, 2023

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 98.4%
U.S. Treasury Notes – 98.4%
0.88%, 1/31/24	$78,500	$76,490
2.13%, 7/31/24	58,300	56,313
1.88%, 8/31/24	182,300	175,204
0.75%, 11/15/24	208,000	195,678
0.38%, 11/30/25	392,800	354,655
4.63%, 3/15/26	84,000	84,105
3.75%, 4/15/26	28,700	28,095
TOTAL INVESTMENTS IN SECURITIES – 98.4%
(Cost: $984,797)		970,540
Other Assets less Liabilities – 1.6%		15,529
NET ASSETS – 100.0%		$986,069

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$970,540	$—	$970,540
Total Investments in Securities	$—	$970,540	$—	$970,540

See Notes to Financial Statements.

WisdomTree Digital Trust 29

Schedule of Investments

WisdomTree TIPS Digital Fund (TIPSX)

June 30, 2023

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 94.0%
U.S. Treasury Bonds – 17.0%
U.S. Treasury Inflation-Indexed Bonds
2.13%, 2/15/41	$77,285	$83,023
0.13%, 2/15/52	124,648	82,798
Total U.S. Treasury Bonds		165,821
U.S. Treasury Notes – 77.0%
U.S. Treasury Inflation-Indexed Notes 0.50%, 4/15/24	252,911	246,825
0.13%, 10/15/26	53,613	50,144
0.88%, 1/15/29	140,543	133,121
0.13%, 1/15/30	292,603	262,632
1.13%, 1/15/33	61,910	59,386
Total U.S. Treasury Notes		752,108
TOTAL INVESTMENTS IN SECURITIES – 94.0%
(Cost: $942,919)		917,929
Other Assets less Liabilities – 6.0%		58,632
NET ASSETS – 100.0%		$976,561

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$917,929	$—	$917,929
Total Investments in Securities	$—	$917,929	$—	$917,929

See Notes to Financial Statements.

30 WisdomTree Digital Trust

Statements of Assets and Liabilities

WisdomTree Digital Trust

June 30, 2023

	WisdomTree Short-Duration Income Digital Fund	WisdomTree 500 Digital Fund	WisdomTree Technology and Innovation 100 Digital Fund	WisdomTree 3-7 Year Treasury Digital Fund	WisdomTree 7-10 Year Treasury Digital Fund
ASSETS:
Investments, at cost	$—	$2,494,091	$2,014,886	$986,324	$980,783
Investment in affiliates, at cost (Note 3)	1,002,308	—	—	—	—
Investments in securities, at value	—	2,842,894	2,670,897	959,600	949,340
Investment in affiliates, at value (Note 3)	989,751	—	—	—	—
Cash	993	2,600	4,422	9,709	9,288
Receivables:
Investment securities sold	4,748	—	22,162	—	—
Capital shares sold	500	100	—	—	—
Dividends	—	1,590	311	—	—
Interest	—	—	—	2,757	5,457
Total Assets	995,992	2,847,184	2,697,792	972,066	964,085
LIABILITIES:
Payables:
Investment securities purchased	4,801	—	23,875	—	—
Advisory fees (Note 3)	123	96	214	34	34
Total Liabilities	4,924	96	24,089	34	34
NET ASSETS	$991,068	$2,847,088	$2,673,703	$972,032	$964,051
NET ASSETS:
Paid-in capital	$1,000,553	$2,500,001	$2,000,008	$999,954	$1,000,030
Total distributable earnings (loss)	(9,485)	347,087	673,695	(27,922)	(35,979)
NET ASSETS	$991,068	$2,847,088	$2,673,703	$972,032	$964,051
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	100,055	250,024	200,004	100,000	100,003
Net asset value per share	$9.91	$11.39	$13.37	$9.72	$9.64

See Notes to Financial Statements.

WisdomTree Digital Trust 31

Statements of Assets and Liabilities (concluded)

WisdomTree Digital Trust

June 30, 2023

	WisdomTree Floating Rate Treasury Digital Fund	WisdomTree Long-Term Treasury Digital Fund	WisdomTree Short-Term Treasury Digital Fund	WisdomTree TIPS Digital Fund
ASSETS:
Investments, at cost	$979,819	$984,375	$984,797	$942,919
Investments in securities, at value	980,130	934,086	970,540	917,929
Cash	13,279	9,460	11,863	56,823
Receivables:
Capital shares sold	—	—	75	—
Interest	8,807	3,810	3,624	1,843
Total Assets	1,002,216	947,356	986,102	976,595
LIABILITIES:
Payables:
Advisory fees (Note 3)	35	33	33	34
Total Liabilities	35	33	33	34
NET ASSETS	$1,002,181	$947,323	$986,069	$976,561
NET ASSETS:
Paid-in capital	$1,000,884	$1,000,052	$1,000,107	$1,000,030
Total distributable earnings (loss)	1,297	(52,729)	(14,038)	(23,469)
NET ASSETS	$1,002,181	$947,323	$986,069	$976,561
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,000,883	100,005	1,000,102	100,003
Net asset value per share	$1.00	$9.47	$0.99	$9.77

See Notes to Financial Statements.

32 WisdomTree Digital Trust

Statements of Operations

WisdomTree Digital Trust

For the Period Ended June 30, 2023

	WisdomTree Short-Duration Income Digital Fund[1]	WisdomTree 500 Digital Fund[1]	WisdomTree Technology and Innovation 100 Digital Fund[1]	WisdomTree 3-7 Year Treasury Digital Fund[1]	WisdomTree 7-10 Year Treasury Digital Fund[1]
INVESTMENT INCOME:
Dividends	$—	$19,890	$7,594	$—	$—
Dividends from affiliates (Note 3)	18,424	—	—	—	—
Interest	—	—	—	15,699	15,002
Total investment income	18,424	19,890	7,594	15,699	15,002
EXPENSES:
Advisory fees (Note 3)	665	96	1,028	34	34
Total expenses	665	96	1,028	34	34
Net investment income	17,759	19,794	6,566	15,665	14,968
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	—	(2,206)	11,118	(1,863)	(5,172)
Investment transactions in affiliates (Note 3)	(232)	—	—	—	—
Net realized gain (loss)	(232)	(2,206)	11,118	(1,863)	(5,172)
Net increase (decrease) in unrealized appreciation/depreciation:
Investment transactions	—	348,803	656,011	(26,724)	(31,443)
Investment transactions in affiliates (Note 3)	(12,557)	—	—	—	—
Net increase (decrease) in unrealized appreciation/depreciation	(12,557)	348,803	656,011	(26,724)	(31,443)
Net realized and unrealized gain (loss) on investments	(12,789)	346,597	667,129	(28,587)	(36,615)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,970	$366,391	$673,695	$(12,922)	$(21,647)
1	For the period January 19, 2023 (commencement of operations) through June 30, 2023.

See Notes to Financial Statements.

WisdomTree Digital Trust 33

Statements of Operations (concluded)

WisdomTree Digital Trust

For the Period Ended June 30, 2023

	WisdomTree Floating Rate Treasury Digital Fund[1]	WisdomTree Long-Term Treasury Digital Fund[1]	WisdomTree Short-Term Treasury Digital Fund[2]	WisdomTree TIPS Digital Fund[1]
INVESTMENT INCOME:
Interest	$22,053	$16,116	$22,626	$25,353
Total investment income	22,053	16,116	22,626	25,353
EXPENSES:
Advisory fees (Note 3)	35	33	34	34
Total expenses	35	33	34	34
Net investment income	22,018	16,083	22,592	25,319
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	—	(3,115)	(552)	40
Net realized gain (loss)	—	(3,115)	(552)	40
Net increase (decrease) in unrealized appreciation/depreciation	311	(50,289)	(14,257)	(24,990)
Net realized and unrealized gain (loss) on investments	311	(53,404)	(14,809)	(24,950)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,329	$(37,321)	$7,783	$369

1	For the period January 19, 2023 (commencement of operations) through June 30, 2023.
2	For the period December 14, 2022 (commencement of operations) through June 30, 2023.

See Notes to Financial Statements.

34 WisdomTree Digital Trust

Statements of Changes in Net Assets

WisdomTree Digital Trust

	WisdomTree Short-Duration Income Digital Fund	WisdomTree 500 Digital Fund	WisdomTree Technology and Innovation 100 Digital Fund	WisdomTree 3-7 Year Treasury Digital Fund	WisdomTree 7-10 Year Treasury Digital Fund
	For the Period January 19, 2023* through June 30, 2023	For the Period January 19, 2023* through June 30, 2023	For the Period January 19, 2023* through June 30, 2023	For the Period January 19, 2023* through June 30, 2023	For the Period January 19, 2023* through June 30, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS:
Net investment income	$17,759	$19,794	$6,566	$15,665	$14,968
Net realized gain (loss) on investments	(232)	(2,206)	11,118	(1,863)	(5,172)
Net increase (decrease) in unrealized appreciation/
depreciation on investments	(12,557)	348,803	656,011	(26,724)	(31,443)
Net increase (decrease) in net assets resulting from
operations	4,970	366,391	673,695	(12,922)	(21,647)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(14,455)	(19,304)	—	(15,000)	(14,332)
Tax return of capital	—	(253)	—	—	—
Total distributions to shareholders	(14,455)	(19,557)	—	(15,000)	(14,332)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,001,269	2,501,136	2,001,357	1,000,525	1,002,666
Cost of shares redeemed	(716)	(882)	(1,349)	(571)	(2,636)
Net increase in net assets resulting from capital share transactions	1,000,553	2,500,254	2,000,008	999,954	1,000,030
Net Increase in Net Assets	991,068	2,847,088	2,673,703	972,032	964,051
NET ASSETS:
Beginning of period	$—	$—	$—	$—	$—
End of period	$991,068	$2,847,088	$2,673,703	$972,032	$964,051
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	—	—	—	—	—
Shares created	100,128	250,106	200,122	100,058	100,273
Shares redeemed	(73)	(82)	(118)	(58)	(270)
Shares outstanding, end of period	100,055	250,024	200,004	100,000	100,003

*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Digital Trust 35

Statements of Changes in Net Assets (concluded)

WisdomTree Digital Trust

	WisdomTree Floating Rate Treasury Digital Fund	WisdomTree Long-Term Treasury Digital Fund	WisdomTree Short-Term Treasury Digital Fund	WisdomTree TIPS Digital Fund
	For the Period January 19, 2023* through June 30, 2023	For the Period January 19, 2023* through June 30, 2023	For the Period December 14, 2022* through June 30, 2023	For the Period January 19, 2023* through June 30, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$22,018	$16,083	$22,592	$25,319
Net realized gain (loss) on investments	—	(3,115)	(552)	40
Net increase (decrease) in unrealized appreciation/depreciation on investments	311	(50,289)	(14,257)	(24,990)
Net increase (decrease) in net assets resulting from operations	22,329	(37,321)	7,783	369
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(21,032)	(15,408)	(21,821)	(23,838)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,001,476	1,000,548	901,336	1,000,971
Cost of shares redeemed	(592)	(496)	(1,229)	(941)
Net increase in net assets resulting from capital share transactions	1,000,884	1,000,052	900,107	1,000,030
Net Increase in Net Assets	1,002,181	947,323	886,069	976,561
NET ASSETS:
Beginning of period	$—	$—	$ 100,000^	$—
End of period	$1,002,181	$947,323	$986,069	$976,561
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	—	—	100,000^	—
Shares created	1,001,471	100,057	901,334	100,098
Shares redeemed	(588)	(52)	(1,232)	(95)
Shares outstanding, end of period	1,000,883	100,005	1,000,102	100,003
*	Commencement of operations.

^

Includes activity from July 13, 2022 in connection with the organization of the Fund, in which WisdomTree Inc. (formerly, WisdomTree Investments, Inc.), the ultimate parent company of the Fund’s adviser, WisdomTree Digital Management, Inc., contributed $100,000 in exchange for 100,000 shares of the Fund.

See Notes to Financial Statements.

36 WisdomTree Digital Trust

Financial Highlights

WisdomTree Digital Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Short-Duration Income Digital Fund	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income[1]	0.18
Net realized and unrealized loss	(0.13)
Total from investment operations	0.05
Dividends to shareholders:
Net investment income	(0.14)
Net asset value, end of period	$9.91
TOTAL RETURN2	0.56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$991
Ratios to average net assets of:
Expenses	0.15%[4]
Net investment income[3]	4.00%[4]
Portfolio turnover rate[5]	3%

WisdomTree 500 Digital Fund	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income[1]	0.08
Net realized and unrealized gain	1.39
Total from investment operations	1.47
Dividends and distributions to shareholders:
Net investment income	(0.08)
Tax return of capital	(0.00)[6]
Total dividends and distributions to shareholders	(0.08)
Net asset value, end of period	$11.39
TOTAL RETURN[2]	14.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,847
Ratios to average net assets of:
Expenses	0.01%[4,7]
Net investment income	1.68%[4]
Portfolio turnover rate5	1%
*	Commencement of operations.
[1]	Based on average shares outstanding.
[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.
[3]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.
[4]	Annualized.
[5]	Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
[6]	Amount represents less than $0.005.
[7]	Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

See Notes to Financial Statements.

WisdomTree Digital Trust 37

Financial Highlights (continued)

WisdomTree Digital Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Technology and Innovation 100 Digital Fund	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income1	0.03
Net realized and unrealized gain	3.34
Total from investment operations	3.37
Net asset value, end of period	$13.37
TOTAL RETURN[2]	33.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,674
Ratios to average net assets of:
Expenses	0.10%[3]
Net investment income	0.64%[3]
Portfolio turnover rate[4]	1%

WisdomTree 3-7 Year Treasury Digital Fund	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income[1]	0.16
Net realized and unrealized loss	(0.29)
Total from investment operations	(0.13)
Dividends to shareholders:
Net investment income	(0.15)
Net asset value, end of period	$9.72
TOTAL RETURN[2]	(1.31)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$972
Ratios to average net assets of:
Expenses	0.01%[3,5]
Net investment income	3.54%[3]
Portfolio turnover rate[4]	13%

*	Commencement of operations.
[1]	Based on average shares outstanding.
[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.
[3]	Annualized.
[4]	Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
[5]	Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

See Notes to Financial Statements.

38 WisdomTree Digital Trust

Financial Highlights (continued)

WisdomTree Digital Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree 7-10 Year Treasury Digital Fund	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income[1]	0.15
Net realized and unrealized loss	(0.37)
Total from investment operations	(0.22)
Dividends to shareholders:
Net investment income	(0.14)
Net asset value, end of period	$9.64
TOTAL RETURN[2]	(2.18)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$964
Ratios to average net assets of:
Expenses	0.01%[3,4]
Net investment income	3.41%[3]
Portfolio turnover rate[5]	16%

WisdomTree Floating Rate Treasury Digital Fund	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$1.00
Investment operations:
Net investment income[1]	0.02
Net realized and unrealized gain	0.00 [6]
Total from investment operations	0.02
Dividends to shareholders:
Net investment income	(0.02)
Net asset value, end of period	$1.00
TOTAL RETURN[2]	2.25%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,002
Ratios to average net assets of:
Expenses	0.01%[3,4]
Net investment income	4.90%[3]
Portfolio turnover rate[5]	0%

*	Commencement of operations.
[1]	Based on average shares outstanding.
[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.
[3]	Annualized.
[4]	Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.
[5]	Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
[6]	Amount represents less than $0.005.

See Notes to Financial Statements.

WisdomTree Digital Trust 39

Financial Highlights (continued)

WisdomTree Digital Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Long-Term Treasury Digital Fund	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income[1]	0.16
Net realized and unrealized loss	(0.54)
Total from investment operations	(0.38)
Dividends to shareholders:
Net investment income	(0.15)
Net asset value, end of period	$9.47
TOTAL RETURN[2]	(3.77)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$947
Ratios to average net assets of:
Expenses	0.01%[3,4]
Net investment income	3.74%[3]
Portfolio turnover rate[5]	8%

WisdomTree Short-Term Treasury Digital Fund	For the Period December 14, 2022* through June 30, 2023
Net asset value, beginning of period	$1.00
Investment operations:
Net investment income[1]	0.02
Net realized and unrealized loss	(0.01)
Total from investment operations	0.01
Dividends to shareholders:
Net investment income	(0.02)
Net asset value, end of period	$0.99
TOTAL RETURN[2]	0.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$986
Ratios to average net assets of:
Expenses	0.01%[3,4]
Net investment income	4.14%[3]
Portfolio turnover rate[5]	30%

*	Commencement of operations.
[1]	Based on average shares outstanding.
[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.
[3]	Annualized.
[4]	Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.
[5]	Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

40 WisdomTree Digital Trust

Financial Highlights (concluded)

WisdomTree Digital Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree TIPS Digital Fund	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income[1]	0.25
Net realized and unrealized loss	(0.24)
Total from investment operations	0.01
Dividends to shareholders:
Net investment income	(0.24)
Net asset value, end of period	$9.77
TOTAL RETURN[2]	0.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$977
Ratios to average net assets of:
Expenses	0.01%[3,4]
Net investment income	5.67%[3]
Portfolio turnover rate[5]	38%

*	Commencement of operations.
[1]	Based on average shares outstanding.
[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.
[3]	Annualized.
[4]	Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.
[5]	Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Digital Trust 41

Notes to Financial Statements

1.	ORGANIZATION

WisdomTree Digital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on April 19, 2021 and is authorized to have multiple series or portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Short-Duration Income Digital Fund (“Short-Duration Income Digital Fund”)	January 19, 2023
WisdomTree 500 Digital Fund (“500 Digital Fund”)	January 19, 2023
WisdomTree Technology and Innovation 100 Digital Fund (“Technology and Innovation 100 Digital Fund”)	January 19, 2023
WisdomTree 3-7 Year Treasury Digital Fund (“3-7 Year Treasury Digital Fund”)	January 19, 2023
WisdomTree 7-10 Year Treasury Digital Fund (“7-10 Year Treasury Digital Fund”)	January 19, 2023
WisdomTree Floating Rate Treasury Digital Fund (“Floating Rate Treasury Digital Fund”)	January 19, 2023
WisdomTree Long-Term Treasury Digital Fund (“Long-Term Treasury Digital Fund”)	January 19, 2023
WisdomTree Short-Term Treasury Digital Fund (“Short-Term Treasury Digital Fund”)	December 14, 2022
WisdomTree TIPS Digital Fund (“TIPS Digital Fund”)	January 19, 2023

Each Fund, except the Short-Duration Income Digital Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. WisdomTree is the parent company of WisdomTree Digital Management, Inc. (“WTDM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein, except the Technology and Innovation 100 Digital Fund, is considered to be diversified as defined under the 1940 Act. The Technology and Innovation 100 Digital Fund is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2.	SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing each Fund’s net assets by the number of Fund shares outstanding. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and to-be-announced (“TBA”) securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. The Short-Duration Income Digital Fund invests in exchange-traded funds (“ETFs” or “ETF”) which are valued at their last sale price or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF has not traded on its principal exchange.

42 WisdomTree Digital Trust

Notes to Financial Statements (continued)

Pursuant to Board-approved valuation procedures established by the Trust and WTDM, the Board has appointed WTDM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTDM has established procedures for its fair valuation of each Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTDM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before each Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.

Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity.

Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; (vii) fixed income securities valued by a broker-dealer or independent pricing service provider; and (viii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which each Fund’s NAV is computed and that may materially affect the value of each Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

WisdomTree Digital Trust 43

Notes to Financial Statements (continued)

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended June 30, 2023, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income (including amortization of premiums and accretion of discounts), less any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as scientific amortization method). Dividend income (less foreign taxes withheld, if any) is recognized on the ex-dividend date. Upon notification from real estate investment trust (“REIT”) issuers or as estimated by management, all or a portion of the dividend income received from a REIT may be redesignated as a reduction of cost of the related investment and/or as a realized gain. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. In addition, the Funds generally will write-off interest receivable balances in default by the issuer as of the date any applicable interest payment grace period or forbearance period expires or as of the date any interest payment cancellation notification was publicly made available or when it becomes probable that interest will not be collected and the amount of uncollectable interest can be reasonably estimated.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3.	ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

WisdomTree Digital Management, Inc. (the “Adviser”) is the investment adviser and has overall responsibility for the general management and administration of the Trust. The Adviser provides an investment program for each Fund. The Adviser has arranged for Voya Investment Management Co., LLC (“Voya”) to provide sub-advisory services to the Funds, except for 500 Digital Fund, Short-Duration Income Digital Fund and Technology and Innovation 100 Digital Fund which are sub-advised by Mellon Investments Corporation (“Mellon”). Voya and Mellon are compensated by the Adviser at no additional cost to the Funds. The Adviser also arranges for transfer agency, custody, fund accounting, fund administration and all other related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust, on behalf of the Funds, and the applicable service provider. Under the investment advisory agreement for the Funds, the Adviser has agreed to pay generally all expenses of the Funds, subject to certain exceptions described in Note 4.

44 WisdomTree Digital Trust

Notes to Financial Statements (continued)

The advisory agreement between the Funds and the Adviser provides for an annual fee equal to a percentage of each Fund’s average daily net assets as shown in the table below:

Fund	Advisory Fee Rate
Short-Duration Income Digital Fund	0.15%
500 Digital Fund	0.05%[1]
Technology and Innovation 100 Digital Fund	0.10%
3-7 Year Treasury Digital Fund	0.05%[1]
7-10 Year Treasury Digital Fund	0.05%[1]
Floating Rate Treasury Digital Fund	0.05%[1]
Long-Term Treasury Digital Fund	0.05%[1]
Short-Term Treasury Digital Fund	0.05%[1]
TIPS Digital Fund	0.05%[1]

1     Prior to June 6, 2023, the annual advisory fee rate was 0.00%.

On July 13, 2022, in connection with the organization of the Short-Term Treasury Digital Fund, WisdomTree, Inc. (“WisdomTree”), the ultimate parent company of the Adviser, contributed $100,000 in exchange for 100,000 shares of the Short-Term Treasury Digital Fund. Additionally, WisdomTree made Fund contributions in exchange for Fund shares as shown in the table below:

Fund	Contribution Date	Contribution Amount	Fund Shares
Short-Duration Income Digital Fund	January 19, 2023	$1,000,000	100,000
500 Digital Fund	January 19, 2023	2,500,000	250,000
Technology and Innovation 100 Digital Fund	January 19, 2023	2,000,000	200,000
3-7 Year Treasury Digital Fund	January 19, 2023	1,000,000	100,000
7-10 Year Treasury Digital Fund	January 19, 2023	1,000,000	100,000
Floating Rate Treasury Digital Fund	January 19, 2023	1,000,000	1,000,000
Long-Term Treasury Digital Fund	January 19, 2023	1,000,000	100,000
Short-Term Treasury Digital Fund	December 14, 2022	900,000	900,000
TIPS Digital Fund	January 19, 2023	1,000,000	100,000

On April 11, 2023, WisdomTree, the ultimate parent of the Adviser and WisdomTree Digital Movement, Inc. (blockchain digital wallet provider for Fund shareholders), purchased all of the outstanding shares of Securrency Transfers, each Fund’s transfer agent, from Securrency. After the purchase, WisdomTree changed the name of Securrency Transfers to WisdomTree Transfers, Inc. (“WisdomTree Transfers”) and WisdomTree Transfers will continue performing the same functions as described in each Fund’s prospectus and statement of additional information prior to the purchase.

4.	EXPENSES, ORGANIZATION AND OFFERING COSTS

Under the investment advisory agreement in accordance with the unitary fee structure, the Adviser has agreed to pay all of the Funds’ organization costs and all of the Funds’ offering costs. Additionally, the Adviser has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of the trustees of the Trust who are not officers, directors/trustees, partners or employees of the Adviser or its affiliates (the “Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees, (v) compensation and expenses of the Trust’s chief compliance officer (“CCO”); (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; (x) fees and expenses under any separate fund services agreement entered into between the Adviser or its affiliates and the Trust or any Fund; and (xi) the advisory fee, if any, payable to the Adviser. The internal expenses of pooled investment vehicles in which a Fund may invest (acquired fund fees and expenses) are not expenses of the Trust and are not paid by the Adviser. The payment or assumption by the Adviser of any expense of the Trust that the Adviser is not required by the investment advisory agreement to pay or assume shall not obligate the Adviser to pay or assume the same or any similar expense of the Trust on any subsequent occasion.

WisdomTree Digital Trust 45

Notes to Financial Statements (continued)

Pursuant to a separate contractual arrangement, WTDM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. As compensation for providing such services, each Fund shall initially pay a fee (“Service fee”) to WTDM at an annual rate of 0.0000% of its average daily net assets. Such Service fee may be increased upon approval by a majority of the Board of Trustees and, if such approval is provided, only after at least sixty (60) days’ prior notice of such approved fee shall have been provided to the Funds’ shareholders. The Service fee, if any, is shown on the Statements of Operations in “Service fees”. WTDM provides CCO services to the Trust.

5.	CAPITAL SHARE TRANSACTIONS

As of June 30, 2023, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Transactions in shares for the Funds are disclosed in detail in the Statements of Changes in Net Assets. WisdomTree Transfers, the Funds’ transfer agent, maintains the official record of share ownership in book-entry form.

6.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales from short-term investments) for the fiscal period ended June 30, 2023 are shown in the following table.

	Non-U.S. Government Securities		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Short-Duration Income Digital Fund	$1,030,102	$27,562	$—	$—
500 Digital Fund	2,512,517	15,974	—	—
Technology and Innovation 100 Digital Fund	2,025,929	22,162	—	—
3-7 Year Treasury Digital Fund	—	—	1,103,607	126,007
7-10 Year Treasury Digital Fund	—	—	1,135,365	155,798
Floating Rate Treasury Digital Fund	—	—	432,452	—
Long-Term Treasury Digital Fund	—	—	1,064,179	79,271
Short-Term Treasury Digital Fund	—	—	1,263,570	293,972
TIPS Digital Fund	—	—	1,269,535	349,683

7.	FEDERAL INCOME TAXES

At June 30, 2023, the cost of investments for Federal income tax purposes was as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Short-Duration Income Digital Fund	$1,002,518	$—	$(12,767)	$(12,767)
500 Digital Fund	2,493,882	441,147	(92,135)	349,012
Technology and Innovation 100 Digital Fund	2,014,886	698,953	(42,942)	656,011
3-7 Year Treasury Digital Fund	986,324	—	(26,724)	(26,724)
7-10 Year Treasury Digital Fund	980,783	—	(31,443)	(31,443)
Floating Rate Treasury Digital Fund	979,819	343	(32)	311
Long-Term Treasury Digital Fund	984,375	—	(50,289)	(50,289)
Short-Term Treasury Digital Fund	984,797	—	(14,257)	(14,257)
TIPS Digital Fund	942,919	—	(24,990)	(24,990)

At June 30, 2023, the components of total distributable earnings (loss) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings (Loss)
Short-Duration Income Digital Fund	$3,304	$(22)	$(12,767)	$(9,485)
500 Digital Fund	—	(1,925)	349,012	347,087
Technology and Innovation 100 Digital Fund	17,684	—	656,011	673,695
3-7 Year Treasury Digital Fund	665	(1,863)	(26,724)	(27,922)
7-10 Year Treasury Digital Fund	636	(5,172)	(31,443)	(35,979)
Floating Rate Treasury Digital Fund	986	—	311	1,297
Long-Term Treasury Digital Fund	675	(3,115)	(50,289)	(52,729)
Short-Term Treasury Digital Fund	771	(552)	(14,257)	(14,038)
TIPS Digital Fund	1,521	—	(24,990)	(23,469)

46 WisdomTree Digital Trust

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal period ended June 30, 2023, was as follows:

	Period Ended June 30, 2023
Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Return of Capital
Short-Duration Income Digital Fund1	$14,455	$—
500 Digital Fund1	19,304	253
Technology and Innovation 100 Digital Fund1	—	—
3-7 Year Treasury Digital Fund1	15,000	—
7-10 Year Treasury Digital Fund1	14,332	—
Floating Rate Treasury Digital Fund1	21,032	—
Long-Term Treasury Digital Fund1	15,408	—
Short-Term Treasury Digital Fund2	21,821	—
TIPS Digital Fund1	23,838	—

*	Includes short-term capital gains, if any.
[1]	For the period January 19, 2023 (commencement of operations) through June 30, 2023.
[2]	For the period December 14, 2022 (commencement of operations) through June 30, 2023.

At June 30, 2023, for Federal tax purposes, the Funds have capital loss carryforwards available to offset future capital gains as indicated in the following table. The loss carryforward amounts do not have an expiration date and, therefore, can be carried forward indefinitely until utilized. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders. During the fiscal period ended June 30, 2023, the Funds did not utilize any available capital loss carryforward amounts.

Fund	Short-Term	Long-Term	Capital Loss Available Total
Short-Duration Income Digital Fund	$22	$—	$22
500 Digital Fund	1,925	—	1,925
Technology and Innovation 100 Digital Fund	—	—	—
3-7 Year Treasury Digital Fund	1,863	—	1,863
7-10 Year Treasury Digital Fund	5,172	—	5,172
Floating Rate Treasury Digital Fund	—	—	—
Long-Term Treasury Digital Fund	3,115	—	3,115
Short-Term Treasury Digital Fund	552	—	552
TIPS Digital Fund	—	—	—

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. At June 30, 2023, the Funds did not have any post-October capital losses or late year ordinary losses to defer.

At June 30, 2023, there were no permanent “book/tax” reclassifications that resulted in increases (decreases) to the components of net assets of the Funds.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of and during the fiscal period ended June 30, 2023, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. The current tax year ended June 30, 2023 remains subject to examination by taxing authorities.

8.	RECENT ACCOUNTING PRONOUNCEMENT

In June 2022, the FASB issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sales Restrictions. The amendments in ASU 2022-03 clarify that a contractual restriction on a sale of an equity security is not considered a part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and

WisdomTree Digital Trust 47

Notes to Financial Statements (concluded)

measure a contractual sale restriction. The amendments in ASU 2022-03 also require the following disclosures for equity securities subject to contractual sale restrictions: (i) the fair value of equity securities subject to contractual sale restrictions reflected in the balance sheet, (ii) the nature and remaining duration of the restriction(s), and (iii) the circumstances that could cause a lapse in the restriction(s). The amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years for public business entities (early adoption is also permitted). WTDM has evaluated ASU 2022-03 and determined that the adoption of ASU 2022-03 will not have a significant impact on the Trust’s financial statements and related disclosures.

9.	ADDITIONAL INFORMATION

Financial markets around the world may experience extreme volatility, depressed valuations, decreased liquidity and heightened uncertainity and turmoil resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, such as the COVID-19 pandemic, measures to address budget deficits, downgrading of sovereign debt, and public sentiment, among other events. Resulting market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions may negatively impact Fund performance or impair a Fund’s ability to achieve its investment objective.

In March 2023, the financial distress of certain financial institutions raised economic concerns over disruption in the U.S. banking system and regarding the solvency of certain financial services firms. There can be no certainity that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system.

*    *    *    *    *    *

Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. On August 1, 2023, Fitch Ratings, Inc. (Fitch) downgraded its U.S. debt rating from the highest AAA rating to AA+, citing “a high and growing general government debt burden, and the erosion of governance relative to ‘AA’ and ‘AAA’ rated peers over the last two decades that has manifested in repeated debt limit standoffs and last-minute resolutions.” The impacts, if any, of the downgrade on financial markets are unknown at this time. The downgrade has potential market impacts, including but not limited to, steep stock market declines and rising bond yields.

48 WisdomTree Digital Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of WisdomTree Digital Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of WisdomTree Digital Trust (the “Trust”) (comprising WisdomTree Short-Duration Income Digital Fund, WisdomTree 500 Digital Fund, WisdomTree Technology and Innovation 100 Digital Fund, WisdomTree 3-7 Year Treasury Digital Fund, WisdomTree 7-10 Year Treasury Digital Fund, WisdomTree Floating Rate Treasury Digital Fund, WisdomTree Long-Term Treasury Digital Fund, WisdomTree Short-Term Treasury Digital Fund, and WisdomTree TIPS Digital Fund (collectively referred to as the “Funds”)), including the schedules of investments as of June 30, 2023, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising WisdomTree Digital Trust at June 30, 2023, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising the WisdomTree Digital Trust	Statements of operations	Statements of changes in net assets	Financial highlights
WisdomTree Short-Term Treasury Digital Fund	For the period from December 14, 2022 (commencement of operations) through June 30, 2023
WisdomTree Short-Duration Income Digital Fund	For the period from January 19, 2023 (commencement of operations) through June 30, 2023
WisdomTree 500 Digital Fund
WisdomTree Technology and Innovation 100 Digital Fund
WisdomTree 3-7 Year Treasury Digital Fund
WisdomTree 7-10 Year Treasury Digital Fund
WisdomTree Floating Rate Treasury Digital Fund
WisdomTree Long-Term Treasury Digital Fund
WisdomTree TIPS Digital Fund

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more WisdomTree investment companies since 2006.

New York, New York
August 28, 2023

WisdomTree Digital Trust 49

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Approval of the Investment Advisory Agreement and Sub-Advisory Agreements for the WisdomTree Floating Rate Treasury Digital Fund; WisdomTree 3-7 Year Treasury Digital Fund; WisdomTree 7-10 Year Treasury Digital Fund; WisdomTree Long-Term Treasury Digital Fund; WisdomTree TIPS Digital Fund; WisdomTree Short-Duration Income Digital Fund; WisdomTree 500 Digital Fund; WisdomTree Technology and Innovation 100 Digital Fund

At a video conference held on December 12, 2022 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of WisdomTree Digital Trust (the “Trust”), including the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the Investment Advisory Agreement between the Trust, on behalf of the WisdomTree Floating Rate Treasury Digital Fund; WisdomTree 3-7 Year Treasury Digital Fund; WisdomTree 7-10 Year Treasury Digital Fund; WisdomTree Long-Term Treasury Digital Fund; WisdomTree TIPS Digital Fund; WisdomTree Short-Duration Income Digital Fund; WisdomTree 500 Digital Fund; and WisdomTree Technology and Innovation 100 Digital Fund (each, a “Fund” and collectively, the “Funds”), and the WisdomTree Digital Management, Inc. (“WisdomTree” or the “Adviser”) (the “Advisory Agreement”) and the Investment Sub-advisory Agreements between WisdomTree and Voya Investment Management Co. LLC (“Voya”) with respect to WisdomTree Floating Rate Treasury Digital Fund, WisdomTree 3-7 Year Treasury Digital Fund, WisdomTree 7-10 Year Treasury Digital Fund, WisdomTree Long-Term Treasury Digital Fund, and WisdomTree TIPS Digital Fund; and between WisdomTree and Mellon Investments Corporation (“Mellon”) with respect to WisdomTree Short-Duration Income Digital Fund, WisdomTree 500 Digital Fund, and WisdomTree Technology and Innovation 100 Digital Fund (each, a “Sub-Advisory Agreement,” collectively the “Sub-advisory Agreements” and together with the Advisory Agreement, the “Agreements”) with respect to each applicable Fund.

In considering the Advisory Agreement and the Sub-Advisory Agreements with respect to the Funds, the Board requested and received in advance of the meeting a variety of materials that the Board determined to be reasonably necessary to evaluate each of the Agreements, relating to the Funds, the Adviser and the Sub-Advisers. The Board reviewed and discussed the response materials provided by the Adviser and the Sub-Advisers in support of the consideration of each of the Agreements. The Independent Trustees separately met with independent legal counsel to review and discuss the response materials provided by the Adviser and Sub-Advisers in support of the consideration of the Advisory Agreement and Sub-Advisory Agreements, respectively, in advance of the Meeting.

At the Meeting, the Independent Trustees reported that they had previously met with independent legal counsel in executive session without the presence of any WisdomTree personnel. The Board reported on WisdomTree’s, Voya’s and Mellon’s presentation at the Meeting highlighting that the WisdomTree, the Voya and the Mellon representatives, each had responded to relevant questions throughout. The Board noted the extensive discussions among the Board members, as well as the Independent Trustees having had met with independent counsel prior to the Meeting and in executive session at the Meeting, regarding their review of the response materials, and concluded that such discussions have left the Board satisfied that WisdomTree and the Sub-Advisers had provided detailed responses to the requests for information to allow for an informed decision regarding the initial approval of each of the Advisory Agreement and Sub-Advisory Agreements. The Board reported their conclusion that the initial approval of the Advisory Agreement and Sub-Advisory Agreements should enable each applicable Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the interests of investors. The Board stated that prudent exercise of judgment warranted the approval of the Advisory Agreement and Sub-Advisory Agreements. It also was noted that the Board’s decision to approve the Advisory Agreement and Sub-Advisory Agreements was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. Upon consideration of these and other factors, the Board also determined:

Nature, extent, and quality of services.

With respect to the Advisory and Sub-Advisory Agreements, the Board reviewed the strength and commitment of the Adviser, each Sub-Adviser and the relevant key investment professionals of the Funds, the cost structure of the Adviser and each Sub-Adviser, and the financial, risk management and compliance controls employed by each of the Adviser and the Sub-Advisers. The Board also took into consideration the contractual commitment of Adviser’s parent company, WisdomTree Investments, Inc., to financially support the Adviser and to cover the Adviser’s liabilities as necessary. The Board evaluated the Adviser’s and each Sub-Adviser’s services, their focus on the investment process, and the steps the Adviser and the Sub-Advisers, each has taken to ensure that each applicable Fund will be managed with the support of highly dedicated and experienced investment professionals. The Board also noted the experience, background, and reputation of each Fund’s portfolio management team. The Trustees discussed the ability of the Adviser and each Sub-Adviser to manage the relevant Fund’s investments in accordance with the Fund’s stated investment objectives and policies, as well as the services to be provided by the Adviser and/or each Sub-Adviser to the applicable Fund that are necessary for the operation of that Fund. Additionally, the Trustees considered that the Adviser would be responsible for the management of the day-to-day operations of the Funds, including, but not limited to, general supervision and coordination of the services to be provided by the relevant Sub-Adviser, and also would be responsible for monitoring and reviewing the activities of the Sub-Advisers and other third-party service providers. The Board further considered the Adviser’s knowledge, experience and ability to oversee service providers both generally and with respect to the Funds’ transfer agent that will utilize new blockchain technology in its operations. The Board concluded that the nature, extent and quality of the management and advisory service to be provided are necessary and appropriate and that the Adviser and Sub-Advisers may reasonably be expected to each provide a high quality of service under the Agreements.

50 WisdomTree Digital Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

Investment performance.

The Board took into consideration the fact that the Funds had not launched yet and therefore no performance information could be provided for their consideration. Additionally, the Board also took into consideration that both the Adviser and the Sub-Advisers did not manage any comparable mandates. The Board next noted the Adviser’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Sub-Adviser. The Board was mindful of the Adviser’s focus on each Sub-Adviser’s performance. The Board also reviewed fee rates and expense ratio of peer group funds not advised by WisdomTree against those of the Funds. The Board took into consideration that it would receive ongoing performance reports thereafter showing variability of returns.

Fees and expenses.

The Board next reviewed information provided by the Adviser and Sub-Advisers regarding each Fund’s advisory fee and sub-advisory fee, respectively. They reviewed comparative information regarding fees for similar funds. The Board observed that as compared to similar funds, the advisory fee showed each Fund fell below or at the lower end of the range of the advisory fees of similar funds as almost all of the Funds will not be paying an advisory fee. The Board also acknowledged that the fee arrangements in the Advisory Agreement had standard carveouts for unitary fee arrangements noting that the Adviser would have a separate services agreement with the Trust that would cover non-advisory administrative services. The Board observed that the Funds’ anticipated advisory fees were each below the peer group median. Additionally, the Board took into consideration that the Adviser, and not the Funds, would be responsible for paying the sub-advisory fees and that such fees are the result of an arm’s length negotiations with each Sub-Adviser. The Board also noted that the Adviser will be obligated to pay all expenses of the Funds (except certain enumerated and extraordinary expenses), in addition to the Sub-Advisory fees. The Board further noted that the Sub-Advisory Agreements include fee schedules that reduce the sub-advisory fees as assets increase. The Board noted that any such reduction in sub-advisory fees rates would be to the benefit of the Adviser, as the Adviser, and not the Funds, is responsible for paying the sub-advisory fees. The Board also took into account management’s discussion of the Fund’s anticipated expenses. The Board concluded that the advisory fees to be paid by each Fund are reasonable in light of the nature, extent and quality of the services expected to be provided to each Fund under the Advisory Agreement.

Profitability/Fall out benefits.

The Board also considered information provided by the Adviser regarding the anticipated cost in providing services to the Funds, and the benefits to the Adviser from its relationship to the Funds. They reviewed and considered the Adviser’s representations regarding the assumptions and methods of allocating certain costs in the provision of advisory and other services. The Board also took into account the significant investment by and cost to the Adviser regarding investment management infrastructure to support the Funds and other support for investors.

The Board also considered potential “fall-out” or ancillary benefits to the Adviser and Sub-Advisers as a result of their relationship with the Funds. The Board observed that the Adviser anticipates that its affiliate, a registered broker-dealer, will receive transaction fees for acting as a mutual fund retailer with respect to the Funds. Additionally, the Adviser’s affiliates are focused on launching a new direct-to-consumer channel via a mobile phone application named “WisdomTree Prime,” which may benefit from any positive promotional results or visibility of the Funds, among other benefits. The Board further noted that Adviser and Sub-Advisers may benefit from being associated with the Funds. The Board concluded that any potential benefits derived by the Advisers and Sub-Advisers from their relationship with the Funds, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Funds and investors therein, and are consistent with industry practice and the best interests of each Fund and their shareholders.

Economies of scale.

The Board then considered whether there would be economies of scale with respect to the management of the Funds, and whether the fee rates were reasonable in relation to the Funds’ projected asset levels and any economies of scale that may exist. The Board observed that the Funds do not have breakpoints in its advisory fee structure, however, the Board also took into account that most of the Funds would not be paying an advisory fee under the Advisory Agreement. With respect to those Funds for which an advisory fee is being proposed, consideration was given to, among other factors, the significant entrepreneurial risk and financial losses expected to be incurred by the Adviser in maintaining such Funds until they achieve the asset growth necessary to achieve profitability. The Board noted that the sub-advisory fees under the Sub-Advisory Agreements do include asset level breakpoints as a means by which the Adviser would share in the benefits of potential economies of scale as the Funds’ assets grow. The Board also noted that the vast majority of other funds in the Funds’ peer groups do include breakpoints in their fee structures, however, the Board also noted that breakpoints are not the exclusive means of sharing potential economies of scale. The Board further noted that it will have the opportunity to periodically re-examine whether the Funds have achieved economies of scale, as well as the appropriateness of the fact that the Adviser is not receiving an advisory fee with respect to most Funds and the appropriateness of the sub-advisory fees payable to each Sub-Adviser. The Board concluded that the Funds will benefit from the investments made by the Adviser including the Adviser’s obligation to pay all expense of the Funds (except certain enumerated and extraordinary expenses).

WisdomTree Digital Trust 51

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

The Board noted that they were satisfied with the completeness of the information presented at the Meeting, and concluded that they had been provided with appropriately sufficient information to consider the approval of the Agreements. Taking into account all of the information received by the Board, the evaluation of all factors that it deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, agreed that in consideration of all the information provided, in light of a weighing and balancing of all factors reviewed, and in the exercise of the Trustees’ business judgment, in their totality and without any one factor being dispositive, approving the Agreements was in the best interest of each Fund and its Shareholders.

Approval of an Amended Investment Advisory Agreement for the WisdomTree Short-Term Treasury Digital Fund, WisdomTree 3-7 Year Treasury Digital Fund, WisdomTree 7-10 Year Treasury Digital Fund, WisdomTree Long-Term Treasury Digital Fund, WisdomTree Floating Rate Treasury Digital Fund, WisdomTree TIPS Digital Fund, and WisdomTree 500 Digital Fund

At a videoconference held on May 4, 2023 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of WisdomTree Digital Trust (the “Trust”), including the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the amended Investment Advisory Agreement between the Trust, on behalf of the WisdomTree Short-Term Treasury Digital Fund, WisdomTree 3-7 Year Treasury Digital Fund, WisdomTree 7-10 Year Treasury Digital Fund, WisdomTree Long-Term Treasury Digital Fund, WisdomTree Floating Rate Treasury Digital Fund, WisdomTree TIPS Digital Fund, and WisdomTree 500 Digital Fund (each, a “Fund” and collectively, the “Funds”), and the WisdomTree Digital Management, Inc. (“WisdomTree” or the “Adviser”) (the “Advisory Agreement”) with respect to each Fund.

In considering the Advisory Agreement with respect to each of the Funds, the Board requested and received in advance of the meeting a variety of materials that the Board determined to be reasonably necessary to evaluate the Advisory Agreement, relating to the Funds and the Adviser. The Board reviewed and discussed the response materials provided by the Adviser in support of the consideration of the Advisory Agreement. The Independent Trustees separately met with independent legal counsel to review and discuss the response materials provided by the Adviser in support of the consideration of the Advisory Agreement, in advance of the Meeting. Additionally, the Board took into consideration the initial review of the Investment Advisory Agreement between the Trust and the Funds taking place on and before the December 12, 2022 Board Meeting (“Initial Approval”).

At the Meeting, the Independent Trustees reported that they had previously met with independent legal counsel in executive session without the presence of any WisdomTree personnel. The Board reported on WisdomTree’s presentation at the Meeting highlighting that the WisdomTree representatives had responded to relevant questions throughout. The Board noted the extensive discussions among the Board members, as well as the Independent Trustees having had met with independent counsel prior to the Meeting and in executive session at the Meeting and the discussions with respect to the Initial Approval, regarding their review of the response materials, and concluded that such discussions have left the Board satisfied that WisdomTree had provided detailed responses to the requests for information to allow for an informed decision regarding the approval of the Advisory Agreement. The Board reported their conclusion that the approval of the Advisory Agreement should enable each applicable Fund to continue to obtain high quality services at a cost that is appropriate, reasonable, and in the interests of investors. The Board stated that prudent exercise of judgment warranted the approval of the Advisory Agreement. It also was noted that the Board’s decision to approve the Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. Upon consideration of these and other factors, the Board also determined:

Nature, extent, and quality of services.

With respect to the Advisory Agreement, the Board reviewed the strength and commitment of the Adviser, the Sub-Adviser and the relevant key investment professionals of the Funds, the cost structure of the Adviser and the Sub-Adviser, and the financial, risk management and compliance controls employed by the Adviser. The Board also took into consideration the contractual commitment of Adviser’s parent company, WisdomTree Investments, Inc., to continue to provide financial support for the Adviser and to cover the Adviser’s liabilities as necessary. The Board evaluated the Adviser’s services, their focus on the investment process, and the steps the Adviser has taken to ensure that each applicable Fund will be managed with the support of highly dedicated and experienced investment professionals. The Board also noted the experience, background, and reputation of each Fund’s portfolio management team. The Trustees discussed the ability of the Adviser to manage each Fund’s investments in accordance with the Fund’s stated investment objectives and policies, as well as the services to be provided by the Adviser to each Fund that are necessary for the operation of that Fund. Additionally, the Trustees considered that the Adviser would be responsible for the management of the day-to-day operations of the Funds, including, but not limited to, general supervision and coordination of the services to be provided by the relevant Sub-Adviser, and also would be responsible for monitoring and reviewing the activities of the Sub-Adviser and other third-party service providers. The Board further considered the Adviser’s knowledge, experience and ability to oversee service providers both generally and with respect to the Funds’ transfer agent that will utilize new blockchain technology in its operations. The Board concluded that the nature, extent and quality of the management and advisory service to be provided are necessary and appropriate and that the Adviser may reasonably be expected to provide a high quality of service under the Advisory Agreement.

52 WisdomTree Digital Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

Investment performance.

The Board took into consideration the fact that the Funds had recently launched in December of 2022 or January of 2023 and therefore had less than six months of performance information that could be provided for their consideration. The Board observed that each Fund has appropriately tracked its index during such time. Additionally, the Board also took into consideration that the Adviser did not manage any comparable mandates. The Board next noted the Adviser’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Sub-Adviser. The Board was mindful of the Adviser’s focus on the Sub-Adviser’s performance. The Board also reviewed fee rates and expense ratio of peer group funds not advised by WisdomTree against those of the Funds. The Board took into consideration that it would receive ongoing performance reports thereafter showing variability of returns.

Fees and expenses.

The Board next reviewed information provided by the Adviser regarding each Fund’s advisory fee and more specifically the proposed amended fee schedule revising the advisory fee rate from 0.00% per annum to an advisory fee rate of 0.05% per annum (the “amended advisory fee”) with respect to the Funds. They reviewed comparative information regarding fees for similar funds. The Board also acknowledged that the fee arrangements in the Advisory Agreement had standard carveouts for unitary fee arrangements and that the Funds would be responsible for such carveouts. The Board observed that the Funds’ amended advisory fees were each below or at the peer group median aside from the WisdomTree Floating Rate Treasury Digital Fund whose amended advisory fee was slightly higher than the peer group median. Additionally, the Board took into consideration that the Adviser would be responsible for paying the sub-advisory fees and that such fees are the result of an arm’s length negotiations with each Sub-Adviser. The Board also noted that the Adviser will be obligated to pay all expenses of the Funds (except certain enumerated and extraordinary expenses), in addition to the Sub-Advisory fees. The Board also considered the commitment by WisdomTree Investments, Inc., parent of the Adviser, to extend its commitment of financial support to the Adviser as it relates to the payment of fees of the Funds for an additional year. The Board also took into account management’s discussion of the Fund’s realized and anticipated expenses. The Board concluded that the amended advisory fees to be paid by each Fund are reasonable in light of the nature, extent and quality of the services expected to be provided to each Fund under the Advisory Agreement.

Profitability/Fall out benefits.

The Board also considered information provided by the Adviser regarding the anticipated cost in providing services to the Funds, and the benefits to the Adviser from its relationship to the Funds. They reviewed and considered the Adviser’s representations regarding the assumptions and methods of allocating certain costs in the provision of advisory and other services. The Board also took into account the significant investment by and cost to the Adviser regarding investment management infrastructure to support the Funds, as well as support for investors.

The Board also considered potential “fall-out” or ancillary benefits to the Adviser as a result of its relationship with the Funds. The Board observed that the Adviser anticipates that its affiliate, a registered broker-dealer, will receive transaction fees for acting as a mutual fund retailer with respect to the Funds. Additionally, the Adviser’s affiliates are focused on launching a new direct-to-consumer channel via a mobile phone application named “WisdomTree Prime,” which may benefit from any positive promotional results or visibility of the Funds, among other benefits. The Board further noted that Adviser and Sub-Adviser may benefit from being associated with the Funds. The Board concluded that any potential benefits derived by the Adviser from its relationship with the Funds, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Funds and investors therein, and are consistent with industry practice and the best interests of each Fund and their shareholders.

WisdomTree Digital Trust 53

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

Economies of scale.

The Board then considered whether there would be economies of scale with respect to the management of the Funds, and whether the fee rates were reasonable in relation to the Funds’ projected asset levels and any economies of scale that may exist. The Board observed that the Funds do not have breakpoints in its advisory fee structure, however, the Board also took into account that consideration was given to, among other factors, the significant entrepreneurial risk and financial losses expected to be incurred by the Adviser in maintaining such Funds until they achieve the asset growth necessary to achieve profitability. The Board noted that the sub-advisory fees under the Sub-Advisory Agreements do include asset level breakpoints as a means by which the Adviser would share in the benefits of potential economies of scale as the Funds’ assets grow. The Board also noted that while certain other funds do include breakpoints in their fee structures, the vast majority of other funds in the Funds’ peer groups do not include breakpoints. The Board also noted that breakpoints are not the exclusive means of sharing potential economies of scale. The Board further noted that it will have the opportunity to periodically re-examine whether the Funds have achieved economies of scale, as well as the appropriateness of the Adviser’s advisory fee. The Board concluded that the Funds will benefit from the investments made by the Adviser including the Adviser’s obligation to pay all expense of the Funds (except certain enumerated and extraordinary expenses).

The Board noted that they were satisfied with the completeness of the information presented at the Meeting, and concluded that they had been provided with appropriately sufficient information to consider the approval of the Advisory Agreement. Taking into account all of the information received by the Board, the evaluation of all factors that it deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, agreed that in consideration of all the information provided, in light of a weighing and balancing of all factors reviewed, and in the exercise of the Trustees’ business judgment, in their totality and without any one factor being dispositive, approving the Advisory Agreement was in the best interest of each Fund and its Shareholders.

54 WisdomTree Digital Trust

Liquidity Risk Management Program (unaudited)

The Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 (the “Rule”) under the Investment Company Act of 1940, as amended. The Rule requires registered open-end funds, such as the Funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The Rule is designed to mitigate the risk that a Fund could not meet redemption requests without significantly diluting the interest of remaining investors. The Board has appointed WisdomTree Digital Management, Inc., the investment adviser to the Funds, as the Program Administrator for each Fund’s Program.

The Rule requires the Funds to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-ended fund and whether the Fund has a relatively concentrated portfolio or large positions in particular issuers. The Funds must also assess their use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The Rule also requires the Funds to classify their investments into one of four liquidity categories: highly liquid, moderately liquid, less liquid or illiquid based on the number of days a Fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a Fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value of the investment. A Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a Fund permits redemptions in-kind, the Rule requires the Fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the Rule’s requirements, the Program has been reviewed and approved by the Fund’s Board.

Under normal expected foreseeable Fund redemption forecasts and foreseeable stressed Fund redemption forecasts, the Program Administrator believes that the Funds maintain sufficient highly liquid assets to meet Fund redemptions.

WisdomTree Digital Trust 55

Trustees and Officers Information (unaudited)

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee

Trustees Who Are Interested Persons of the Trust

Stuart Bell (1983)	Trustee, 2022- present; President, 2022- present	Chief Operating Officer of WisdomTree Digital Management since 2022; Chief Operating Officer of WisdomTree Asset Management, Inc. since 2018; Director of International Business of WisdomTree Asset Management, Inc. from 2016 to 2018.	9	Director, WisdomTree Digital Management and WisdomTree Asset Management, Inc.

Trustees Who Are Not Interested Persons of the Trust

Joseph Keenan (1962)	Trustee, 2022- present; Chairman of the Board, 2022- present	Founder and Sole Proprietor of Target Consulting LLC (asset management consultant) since 2019; Senior Vice President of SS&C Technologies (fund administrator, accounting agent and transfer agent) from 2019 to 2020; Managing Director, Global Head of Sales and Relationship Management – Asset Managers and Sovereigns of BNY Mellon (custodial bank, fund administrator and accounting agent) from 2015 to 2018.	9	None.

Mary Moran Zeven* (1961)	Trustee, 2022- present	Director of the Graduate Program in Banking and Financial Law, Boston University School of Law, 2019 to present; Senior Vice President and Senior Managing Counsel of State Street Bank and Trust Company (custodial bank, fund administrator and accounting agent) from 2000 to 2019.	9	Director, M Funds, Inc.

Nicholas Fusco** (1983)	Trustee, 2022- present	Founder and CEO of ApeVue (private investment pricing service and independent data provider) from 2021 to present; Chief Revenue Officer of Semantic Evolution (financial technology, artificial intelligence and data extraction provider) from 2019 to 2021; Director, Fixed Income Product Sales at IHS Markit (financial data provider) from 2014 to 2019.	9	None.

Officers of the Trust

Stuart Bell*** (1983)	President, 2022- present; Trustee, 2022-present	Chief Operating Officer of WisdomTree Digital Management since 2022; Chief Operating Officer of WisdomTree Asset Management, Inc. since 2018; Director of International Business of WisdomTree Asset Management, Inc. from 2016 to 2018.	9	Director, WisdomTree Digital Management and WisdomTree Asset Management, Inc.

William Peck*** (1990)	Vice President, 2022- present	Head of Digital Assets, WisdomTree Digital++, since 2021; Head of Strategy and Emerging Technology, WisdomTree Asset Management, Inc., from 2014 to 2021.	9	None.

56 WisdomTree Digital Trust

Trustees and Officers Information (unaudited) (concluded)

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee
Ryan Louvar*** (1972)	Chief Legal Officer and Secretary, 2022- present	Chief Legal Officer and Head of Business and Legal Affairs, WisdomTree Digital++, since 2021; General Counsel, WisdomTree Asset Management, Inc., 2013 to 2021.	9	None.

Terry Jane Feld*** (1960)	Chief Compliance Officer, 2022- present	Chief Compliance Officer, WisdomTree Digital Management since 2022 and WisdomTree Asset Management, Inc. since 2012; Head of Compliance, WisdomTree Asset Management since 2012.	9	None.

John Davidson*** (1960)	AML Compliance Officer, 2022- present	Global Head of Financial Crimes, WisdomTree Digital++ since 2022; Managing Director and Global Head of Financial Crimes, E*Trade (acquired by Morgan Stanley), 2007 to 2021.	9	None.

David Castano*** (1971)	Treasurer, 2022- present	Head of Fund Accounting & Administration, WisdomTree Asset Management, Inc. since 2020; Director of Fund Accounting & Administration, WisdomTree Asset Management, 2011 to 2020.	9	None.

Clint Martin*** (1977)	Assistant Treasurer, 2022- present	Director of Fund Accounting & Administration, WisdomTree Asset Management, Inc. since 2020; Fund Manager, Fund Accounting & Administration, WisdomTree Asset Management, 2012 to 2020.	9	None.

Joshua Mayo*** (1989)	Assistant Secretary, 2022- present	Counsel, Digital Assets, WisdomTree Digital++, since 2022; Associate Counsel (Corporate & Commercial), Axogen, Inc., 2021 to 2022; Corporate Attorney (Legal Specialist – U.S. Regulatory), PIMCO, 2018 to 2021; Corporate Attorney (Legal and Compliance), Artivest, Inc., 2017 to 2018.	9	None.

* Chair of the Governance and Nominating Committee.

** Chair of the Audit Committee.

*** Elected by, and serves at the pleasure of, the Board.

+ As of June 30, 2023.

++ WisdomTree Digital refers to the separate division within WisdomTree and its affiliates commencing in 2021 and includes the separate advisory subsidiary, WisdomTree Digital Management, commencing in 2022.

WisdomTree Digital Trust 57

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds’ fiscal period ended June 30, 2023, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2024.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal period ended June 30, 2023, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
Short-Duration Income Digital Fund1	$—
500 Digital Fund1	18,396
Technology and Innovation 100 Digital Fund1	—
3-7 Year Treasury Digital Fund1	—
7-10 Year Treasury Digital Fund1	—
Floating Rate Treasury Digital Fund1	—
Long-Term Treasury Digital Fund1	—
Short-Term Treasury Digital Fund2	—
TIPS Digital Fund1	—

[1] For the period January 19, 2023 (commencement of operations) through June 30, 2023.
[2] For the period December 14, 2022 (commencement of operations) through June 30, 2023.

The Funds designate the following amount of ordinary income distributions paid during the fiscal period ended June 30, 2023 from qualified short-term gains and qualified interest income:

Fund	Qualified Short- Term Gains	Qualified Interest Income
Short-Duration Income Digital Fund[1]	0.00%	0.00%
500 Digital Fund[1]	0.00%	0.00%
Technology and Innovation 100 Digital Fund[1]	0.00%	0.00%
3-7 Year Treasury Digital Fund[1]	0.00%	100.00%
7-10 Year Treasury Digital Fund[1]	0.00%	100.00%
Floating Rate Treasury Digital Fund[1]	0.00%	100.00%
Long-Term Treasury Digital Fund[1]	0.00%	100.00%
Short-Term Treasury Digital Fund[2]	0.00%	100.00%
TIPS Digital Fund[1]	0.00%	100.00%

[1] For the period January 19, 2023 (commencement of operations) through June 30, 2023.
[2] For the period December 14, 2022 (commencement of operations) through June 30, 2023.

The following represents the percentage of dividends paid during the fiscal period ended June 30, 2023, that qualify for the 70% dividends received deduction for corporate shareholders:

Fund	Dividends-Received Deduction
Short-Duration Income Digital Fund[1]	–
500 Digital Fund1	92.94%
Technology and Innovation 100 Digital Fund[1]	–
3-7 Year Treasury Digital Fund[1]	–
7-10 Year Treasury Digital Fund[1]	–
Floating Rate Treasury Digital Fund[1]	–
Long-Term Treasury Digital Fund[1]	–
Short-Term Treasury Digital Fund[2]	–
TIPS Digital Fund[1]	–

[1] For the period January 19, 2023 (commencement of operations) through June 30, 2023.
[2] For the period December 14, 2022 (commencement of operations) through June 30, 2023.

58 WisdomTree Digital Trust

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-212-801-2080 or writing to: WisdomTree Digital Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The Form N-PX will be available at no charge upon request by calling 1-212-801-2080 or through the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. Copies of the filings will be available, without charge, on the SEC’s website at www.sec.gov and will also be available by calling the Trust at 1-212-801-2080. Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about the Funds’ portfolio holdings is available daily, without charge, at www.wisdomtree.com/investments.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Go to www.wisdomtree.com/investments for a free prospectus or SAI.

WisdomTree Digital Trust 59

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The WisdomTree Digital Funds are registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Digital Trust (“Trust”). WisdomTree Digital Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing, including possible loss of principal. Blockchain technology is a relatively new and untested technology, with little regulation. Potential risks include vulnerability to fraud, theft, or inaccessibility, and future regulatory developments effect its viability. A Fund focusing its investments on certain sectors increases its vulnerability to any single economic or regulatory development, which may result in greater share price volatility. U.S. Treasury obligations may provide relatively lower returns than those of other securities. Changes to the financial condition or credit rating of the U.S. government may cause the value to decline. Fixed income securities are subject interest rate, credit, inflation, and reinvestment risks. Generally, as interest rates rise, the value of fixed-income securities falls. Cybersecurity attacks affecting the Funds’ third-party service providers, App, blockchain network, or the issuers of securities in which the Funds invest may subject the Funds to many of the same risks associated with direct cybersecurity breaches. Please read each Fund’s prospectus for specific details regarding each Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

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learn more at WisdomTree.com/investments

WisdomTree Digital Funds shares are distributed by Foreside Fund Services, LLC, in the U.S.

WTMF-0026

 Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(d)	The code of ethics is attached hereto as exhibit 13(a)(1).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial expert serving on the registrant’s audit committee is Nicholas Fusco, who is an independent trustee of the registrant, as that term is defined under Item 3(a)(2).

.Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $184,000 for 2023 and $12,000 for 2022.

Audit-Related Fees

(b)	The aggregate fees billed for each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for 2023 and $0 for 2022.

Tax Fees

(c)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for service fees for analysis of potential Passive Foreign Investment Companies, tax compliance, tax advice, and tax planning were $77,760 for 2023 and $0 for 2022.

All Other Fees

(d)	The aggregate fees billed for each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2023 and $0 for 2022.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Per Rule-01(c) (7) (A), the registrant’s audit committee charter provides that the audit committee shall select and approve in advance the retention of independent accountants to annually audit and provide their opinion on the registrant’s financial statements. The audit committee also must approve, prior to appointment, the engagement of the principal accountant to provide other audit services to the registrant or to provide non-audit services to the registrant, its investment adviser, or any entity controlling, controlled by, or under common control with its investment adviser (“adviser/affiliate”) that provides ongoing services to the registrant, if the engagement by the investment adviser or adviser affiliate relates directly to the operations and financial reporting of the registrant. The audit committee also must, prior to appointment of the engagement of the principal accountant, review and approve the fees proposed to be charged to the registrant by the auditors for each audit and non-audit service. The audit committee also must consider whether non-audit services provided by the registrant’s principal accountant to the registrant’s investment adviser, or adviser/affiliate that provides ongoing services to the registrant, are compatible with maintaining the auditor’s independence.

(e)(2)	The registrant’s audit committee has approved 100% of services described in each of Items 4(b) through (d) pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $77,760 for 2023 and $0 for 2022.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Digital Trust

By (Signature and Title)	/s/ Stuart Bell
Stuart Bell, President
(principal executive officer)

Date: August 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Stuart Bell
Stuart Bell, President
(principal executive officer)

Date: August 31, 2023

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: August 31, 2023